UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23015

SEI Catholic Values Trust

SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: February 28, 2025

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report: February 28, 2025

Catholic Values Equity Fund

SEI Catholic Values Trust/Class F Shares - CAVAX

Fund Overview

This annual shareholder report contains important information about Catholic Values Equity Fund (the "Fund") Class F Shares for the 12-month period ending February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class F Shares	$83	0.78%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Values Equity Fund, Class F Shares - $24437	S&P 500 Index (TR)* - $34094	80/20 Russell 3000 & MSCI ACWI ex-U.S. - $28014
Apr/15	$10000	$10000	$10000
Feb/16	$8634	$9441	$9000
Feb/17	$10795	$11799	$11245
Feb/18	$12839	$13817	$13191
Feb/19	$12919	$14463	$13550
Feb/20	$13189	$15648	$14277
Feb/21	$17641	$20545	$19060
Feb/22	$19179	$23912	$20908
Feb/23	$17728	$22073	$19279
Feb/24	$21465	$28794	$24148
Feb/25	$24437	$34094	$28014

How did the Fund perform in the last year?

The Fund underperformed its blended benchmark, the Russell 3000 Index (80%) and the MSCI ACWI ex-U.S. Index (20%), for the 12-month period ending February 28, 2025. Fund performance was hampered by an underweight allocation to mega-cap stocks, which led the rally in the U.S. market during the period, as well as its tilt toward U.S. value stocks, which lagged U.S. growth stocks.

Among the Fund’s sub-advisers, Brandywine Global Investment Management lagged the benchmark over the reporting period due to its value orientation, exposure to smaller-capitalization stocks, and both an overweight and stock selection in the energy sector. Copeland Capital Management’s (Copeland) large-cap portfolio underperformed due to its lower-beta positioning, emphasis on dividend-paying companies, and stock selection within the financials sector. Copeland’s small-/mid-cap portfolio significantly underperformed due mainly to its exposure to smaller-capitalization stocks and an overweight allocation to the industrials sector. Leeward Investments lagged the benchmark due to its exposure to smaller-cap companies, an underweight to the communication services sector, and an overweight to industrials.

Lazard Asset Management underperformed as stocks outside the U.S. lagged U.S. large-cap stocks during the reporting period. Stock selection in Japan also was a detractor. The Jupiter Asset Management Limited/Brickwood Asset Management team underperformed due to its value orientation, an overweight to Korea, and stock selection in Germany and in the consumer discretionary and information technology sectors. Fred Alger Management was a Fund sub-adviser for the majority of the year and notably outperformed the benchmark due to the portfolio’s growth orientation and highly favorable stock selection in U.S. mega-cap stocks and in the information technology sector. Acadian Asset Management, which was hired as a Fund sub-adviser in December 2024, slightly outperformed the blended benchmark for the last several months of the reporting period.

Average Annual Total Returns as of February 28, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Catholic Values Equity Fund, Class F Shares	13.85%	13.13%	9.50%
S&P 500 Index (TR)*	18.41%	16.85%	13.27%
80/20 Russell 3000 & MSCI ACWI ex-U.S.	16.01%	14.43%	11.03%

Since its inception on April 30, 2015. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of February 28, 2025, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$390,378	980	$1,552	19%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Cash Equivalent	1.7%
Real Estate	2.0%
Utilities	2.2%
Materials	3.4%
Energy	3.5%
Consumer Staples	6.9%
Health Care	7.9%
Communication Services	8.5%
Consumer Discretionary	10.7%
Industrials	13.1%
Financials	16.6%
Information Technology	22.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	3.0%
Microsoft Corp	2.8%
NVIDIA Corp	2.2%
Broadcom Inc	1.4%
Amazon.com Inc	1.4%
Visa Inc, Cl A	1.3%
JPMorgan Chase & Co	1.2%
Meta Platforms Inc, Cl A	1.2%
Citigroup Inc	0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Fred Alger Management, LLC and Jupiter Asset Management were terminated as sub-advisers and were replaced by Acadian Asset Management LLC and Brickwood Asset Management LLP. Additionally, the portfolio management team currently at Brickwood Asset Management had previously been employed by Jupiter Asset Management.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Catholic Values Equity Fund

SEI Catholic Values Trust/Class F Shares - CAVAX

Annual Shareholder Report: February 28, 2025

CAVAX-AR-25

Annual Shareholder Report: February 28, 2025

Catholic Values Equity Fund

SEI Catholic Values Trust/Class Y Shares - CAVYX

Fund Overview

This annual shareholder report contains important information about Catholic Values Equity Fund (the "Fund") Class Y Shares for the 12-month period ending February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class Y Shares	$82	0.77%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Values Equity Fund, Class Y Shares - $24550	S&P 500 Index (TR)* - $33661	80/20 Russell 3000 & MSCI ACWI ex-U.S. - $27793
May/15	$10000	$10000	$10000
Feb/16	$8595	$9321	$8930
Feb/17	$10768	$11649	$11156
Feb/18	$12819	$13641	$13087
Feb/19	$12911	$14280	$13443
Feb/20	$13205	$15450	$14164
Feb/21	$17674	$20284	$18910
Feb/22	$19232	$23608	$20743
Feb/23	$17805	$21792	$19127
Feb/24	$21552	$28429	$23957
Feb/25	$24550	$33661	$27793

How did the Fund perform in the last year?

The Fund underperformed its blended benchmark, the Russell 3000 Index (80%) and the MSCI ACWI ex-U.S. Index (20%), for the 12-month period ending February 28, 2025. Fund performance was hampered by an underweight allocation to mega-cap stocks, which led the rally in the U.S. market during the period, as well as its tilt toward U.S. value stocks, which lagged U.S. growth stocks.

Among the Fund’s sub-advisers, Brandywine Global Investment Management lagged the benchmark over the reporting period due to its value orientation, exposure to smaller-capitalization stocks, and both an overweight and stock selection in the energy sector. Copeland Capital Management’s (Copeland) large-cap portfolio underperformed due to its lower-beta positioning, emphasis on dividend-paying companies, and stock selection within the financials sector. Copeland’s small-/mid-cap portfolio significantly underperformed due mainly to its exposure to smaller-capitalization stocks and an overweight allocation to the industrials sector. Leeward Investments lagged the benchmark due to its exposure to smaller-cap companies, an underweight to the communication services sector, and an overweight to industrials.

Lazard Asset Management underperformed as stocks outside the U.S. lagged U.S. large-cap stocks during the reporting period. Stock selection in Japan also was a detractor. The Jupiter Asset Management Limited/Brickwood Asset Management team underperformed due to its value orientation, an overweight to Korea, and stock selection in Germany and in the consumer discretionary and information technology sectors. Fred Alger Management was a Fund sub-adviser for the majority of the year and notably outperformed the benchmark due to the portfolio’s growth orientation and highly favorable stock selection in U.S. mega-cap stocks and in the information technology sector. Acadian Asset Management, which was hired as a Fund sub-adviser in December 2024, slightly outperformed the blended benchmark for the last several months of the reporting period.

Average Annual Total Returns as of February 28, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Catholic Values Equity Fund, Class Y Shares	13.91%	13.20%	9.64%
S&P 500 Index (TR)*	18.41%	16.85%	13.24%
80/20 Russell 3000 & MSCI ACWI ex-U.S.	16.01%	14.43%	11.04%

Since its inception on May 29, 2015. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

* As of February 28, 2025, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$390,378	980	$1,552	19%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Cash Equivalent	1.7%
Real Estate	2.0%
Utilities	2.2%
Materials	3.4%
Energy	3.5%
Consumer Staples	6.9%
Health Care	7.9%
Communication Services	8.5%
Consumer Discretionary	10.7%
Industrials	13.1%
Financials	16.6%
Information Technology	22.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	3.0%
Microsoft Corp	2.8%
NVIDIA Corp	2.2%
Broadcom Inc	1.4%
Amazon.com Inc	1.4%
Visa Inc, Cl A	1.3%
JPMorgan Chase & Co	1.2%
Meta Platforms Inc, Cl A	1.2%
Citigroup Inc	0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Fred Alger Management, LLC and Jupiter Asset Management were terminated as sub-advisers and were replaced by Acadian Asset Management LLC and Brickwood Asset Management LLP. Additionally, the portfolio management team currently at Brickwood Asset Management had previously been employed by Jupiter Asset Management.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Catholic Values Equity Fund

SEI Catholic Values Trust/Class Y Shares - CAVYX

Annual Shareholder Report: February 28, 2025

CAVYX-AR-25

Annual Shareholder Report: February 28, 2025

Catholic Values Fixed Income Fund

SEI Catholic Values Trust/Class F Shares - CFVAX

Fund Overview

This annual shareholder report contains important information about Catholic Values Fixed Income Fund (the "Fund") Class F Shares for the 12-month period ending February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class F Shares	$65	0.63%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Values Fixed Income Fund, Class F Shares - $11608	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11601
Apr/15	$10000	$10000
Feb/16	$10054	$10140
Feb/17	$10367	$10283
Feb/18	$10458	$10335
Feb/19	$10802	$10663
Feb/20	$12021	$11908
Feb/21	$12291	$12073
Feb/22	$12010	$11754
Feb/23	$10725	$10611
Feb/24	$11022	$10964
Feb/25	$11608	$11601

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending February 28, 2025.

In September 2024, the Federal Reserve (Fed) reduced the federal-funds rate by 0.50% to a range of 4.75% to 5.00% after being on pause since July 2023. The Fed followed that up with two additional 0.25% cuts at its November and December meetings before pausing again in January 2025. After moving towards the Fed’s 2% target rate during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continued to evaluate incoming data, as well as the impact of  the new trade and immigration policies of the administration of President Donald Trump will have on prices. Short-term U.S. Treasury yields moved lower during the reporting period due to easier monetary policy, while intermediate- and long-term yields rose, resulting in a normalized yield curve with no inversion (which occurs when short-term yields exceed long-term yields). Corporate credit outperformed the overall U.S. fixed-income market during the period as the Fed made its pivot to a rate-cutting cycle and economic growth, while moderating somewhat, remained strong. Securitized sectors such as asset-backed securities (ABS) also outperformed, supported by relatively healthy consumer spending.

An underweight allocation to the industrials sector hampered Fund performance for the reporting period. Fund performance benefited from overweight positions in securitized sectors such as ABS and commercial mortgage-backed securities (CMBS), as well as an overweight to the financials sector. While security selection in corporate bonds enhanced Fund performance, the impact of overall positioning in the sector was mixed. At the sub-adviser level, Income Research + Management (IR+M) outperformed the benchmark over the reporting period, benefitting from an overweight to securitized sectors. Following its hiring as a Fund sub-adviser in late October 2024, Metropolitan West Asset Management LLC (MetWest) outperformed due to its overweight to agency MBS.

Average Annual Total Returns as of February 28, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Catholic Values Fixed Income Fund, Class F Shares	5.31%	-0.70%	1.53%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	5.81%	-0.52%	1.52%

Since its inception on April 30, 2015. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$220,418	942	$646	229%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Materials	0.2%
Sovereign Debt	0.3%
Consumer Staples	0.3%
Real Estate	0.6%
Municipal Bonds	0.7%
Health Care	0.8%
Information Technology	1.3%
Consumer Discretionary	1.8%
Energy	1.9%
Cash Equivalent	2.0%
Industrials	2.4%
Communication Services	2.5%
Utilities	2.6%
Financials	8.4%
Asset-Backed Securities	9.5%
U.S. Treasury Obligations	34.1%
Mortgage-Backed Securities	38.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	02/28/30	7.5%
U.S. Treasury Notes	4.250%	01/31/30	4.7%
U.S. Treasury Bonds	4.625%	02/15/55	4.1%
U.S. Treasury Notes	4.625%	02/15/35	2.2%
U.S. Treasury Notes	4.125%	02/28/27	1.9%
U.S. Treasury Notes	4.000%	07/31/29	1.8%
U.S. Treasury Bonds	4.375%	08/15/43	1.7%
FNMA or FHLMC	4.500%	04/15/33	1.3%
U.S. Treasury Bonds	3.625%	05/15/53	1.3%
FNMA or FHLMC	4.000%	03/15/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

Western Asset Management Company, LLC and Western Asset Management Company Limited were terminated as sub-advisers, and MetWest was added as a Fund manager in October 2024.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Catholic Values Fixed Income Fund

SEI Catholic Values Trust/Class F Shares - CFVAX

Annual Shareholder Report: February 28, 2025

CFVAX-AR-25

Annual Shareholder Report: February 28, 2025

Catholic Values Fixed Income Fund

SEI Catholic Values Trust/Class Y Shares - CFVYX

Fund Overview

This annual shareholder report contains important information about Catholic Values Fixed Income Fund (the "Fund") Class Y Shares for the 12-month period ending February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class Y Shares	$63	0.61%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Catholic Values Fixed Income Fund, Class Y Shares - $11753	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11629
May/15	$10000	$10000
Feb/16	$10100	$10164
Feb/17	$10435	$10308
Feb/18	$10547	$10360
Feb/19	$10894	$10689
Feb/20	$12122	$11937
Feb/21	$12418	$12102
Feb/22	$12144	$11782
Feb/23	$10850	$10637
Feb/24	$11148	$10991
Feb/25	$11753	$11629

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending February 28, 2025.

In September 2024, the Federal Reserve (Fed) reduced the federal-funds rate by 0.50% to a range of 4.75% to 5.00% after being on pause since July 2023. The Fed followed that up with two additional 0.25% cuts at its November and December meetings before pausing again in January 2025. After moving towards the Fed’s 2% target rate during the first half of the reporting period, progress on inflation stalled during the fourth quarter of 2024, prompting the Fed to transition to a “wait-and-see” approach as the central bank continued to evaluate incoming data, as well as the impact of  the new trade and immigration policies of the administration of President Donald Trump will have on prices. Short-term U.S. Treasury yields moved lower during the reporting period due to easier monetary policy, while intermediate- and long-term yields rose, resulting in a normalized yield curve with no inversion (which occurs when short-term yields exceed long-term yields). Corporate credit outperformed the overall U.S. fixed-income market during the period as the Fed made its pivot to a rate-cutting cycle and economic growth, while moderating somewhat, remained strong. Securitized sectors such as asset-backed securities (ABS) also outperformed, supported by relatively healthy consumer spending.

An underweight allocation to the industrials sector hampered Fund performance for the reporting period. Fund performance benefited from overweight positions in securitized sectors such as ABS and commercial mortgage-backed securities (CMBS), as well as an overweight to the financials sector. While security selection in corporate bonds enhanced Fund performance, the impact of overall positioning in the sector was mixed. At the sub-adviser level, Income Research + Management (IR+M) outperformed the benchmark over the reporting period, benefitting from an overweight to securitized sectors. Following its hiring as a Fund sub-adviser in late October 2024, Metropolitan West Asset Management LLC (MetWest) outperformed due to its overweight to agency MBS.

Average Annual Total Returns as of February 28, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Catholic Values Fixed Income Fund, Class Y Shares	5.42%	-0.62%	1.67%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	5.81%	-0.52%	1.56%

Since its inception on May 29, 2015. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$220,418	942	$646	229%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Materials	0.2%
Sovereign Debt	0.3%
Consumer Staples	0.3%
Real Estate	0.6%
Municipal Bonds	0.7%
Health Care	0.8%
Information Technology	1.3%
Consumer Discretionary	1.8%
Energy	1.9%
Cash Equivalent	2.0%
Industrials	2.4%
Communication Services	2.5%
Utilities	2.6%
Financials	8.4%
Asset-Backed Securities	9.5%
U.S. Treasury Obligations	34.1%
Mortgage-Backed Securities	38.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	02/28/30	7.5%
U.S. Treasury Notes	4.250%	01/31/30	4.7%
U.S. Treasury Bonds	4.625%	02/15/55	4.1%
U.S. Treasury Notes	4.625%	02/15/35	2.2%
U.S. Treasury Notes	4.125%	02/28/27	1.9%
U.S. Treasury Notes	4.000%	07/31/29	1.8%
U.S. Treasury Bonds	4.375%	08/15/43	1.7%
FNMA or FHLMC	4.500%	04/15/33	1.3%
U.S. Treasury Bonds	3.625%	05/15/53	1.3%
FNMA or FHLMC	4.000%	03/15/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

Western Asset Management Company, LLC and Western Asset Management Company Limited were terminated as sub-advisers, and MetWest was added as a Fund manager in October 2024.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Catholic Values Fixed Income Fund

SEI Catholic Values Trust/Class Y Shares - CFVYX

Annual Shareholder Report: February 28, 2025

CFVYX-AR-25

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is Susan C. Cote. Ms. Cote is independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2025 and 2024 as follows:

		Fiscal Year 2025			Fiscal Year 2024
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$58,800	$0	N/A	$65,220	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$371,362	$0	$0	$285,509	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax fees include amounts related to tax compliance and consulting services.

(3)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2025	Fiscal 2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2025 and 2024 were $371,362 and $285,509, respectively. Non-audit fees consist of a SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17Ad-13.

(h) During the past fiscal year, the Registrant’s principal accountant provided certain non-audit services to the Registrant’s investment adviser or to entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provide ongoing services to the Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of the Registrant’s Board of Trustees reviewed and considered these non-audit services provided by the Registrant’s principal accountant to the Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedules of Investments

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

February 28, 2025

ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Catholic Values Trust

❯	Catholic Values Equity Fund

❯	Catholic Values Fixed Income Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	27
Statements of Operations	28
Statements of Changes in Net Assets	29
Financial Highlights	30
Notes to Financial Statements	31
Report of Independent Registered Public Accounting Firm	49
Notice to Shareholders (Unaudited)	50
Other Information - (Form N-CSR Items 8-11) (Unaudited)	51

SCHEDULE OF INVESTMENTS

February 28, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.0%

Communication Services — 8.5%
Alphabet Inc, Cl A	14,825	$2,524
Alphabet Inc, Cl C	16,876	2,906
AT&T Inc	76,633	2,100
Charter Communications Inc, Cl A *	128	47
Comcast Corp, Cl A	14,311	513
Dentsu Group Inc	21,200	440
Electronic Arts Inc	3,208	414
Fox Corp, Cl A	1,439	83
Fox Corp, Cl B	1,443	78
Frontier Communications Parent Inc *	2,253	81
IAC Inc *	443	20
Interpublic Group of Cos Inc/The	4,252	116
Iridium Communications Inc	2,536	80
ITV PLC	1,511,660	1,357
Liberty Broadband Corp, Cl C *	916	75
Liberty Global PLC *	3,675	44
Liberty Media Corp-Liberty Formula One, Cl C *	1,082	104
Liberty Media Corp-Liberty Live, Cl A *	989	71
Liberty Media Corp-Liberty Live, Cl C *	690	51
Madison Square Garden Sports Corp *	191	39
Match Group Inc	514	16
Meta Platforms Inc, Cl A	6,741	4,504
Netflix Inc *	1,697	1,664
New York Times Co/The, Cl A	2,073	100
News Corp	6,196	177
Nexstar Media Group Inc, Cl A	7,340	1,242
Omnicom Group Inc	911	75
Paramount Global, Cl A	2,056	47
Paramount Global, Cl B	2,018	23
Pinterest Inc, Cl A *	5,993	222
Playtika Holding Corp	10,720	57
Reddit Inc, Cl A *	424	69
ROBLOX Corp, Cl A *	1,269	81
Roku Inc, Cl A *	965	81
Scout24 SE	15,619	1,532
Sirius XM Holdings Inc	3,627	88
Spotify Technology SA *	2,274	1,383
Take-Two Interactive Software Inc *	1	—
Telefonica Brasil SA	152,200	1,250
Tencent Holdings Ltd	29,600	1,822
TKO Group Holdings Inc, Cl A *	850	128
T-Mobile US Inc	5,691	1,535
Toei Animation Co Ltd	16,500	363
Trade Desk Inc/The, Cl A *	825	58
TripAdvisor Inc *	1,860	28
Trump Media & Technology Group Corp *	2,318	56
Universal Music Group NV	21,092	588
Verizon Communications Inc	24,299	1,047
Walt Disney Co/The	19,871	2,261
Warner Bros Discovery Inc *	9,628	110
WPP PLC	167,549	1,360

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ZoomInfo Technologies Inc, Cl A *	2,140	$25

		33,135
Consumer Discretionary — 10.4%
ADT Inc	5,625	46
Adtalem Global Education Inc *	846	87
Advance Auto Parts Inc	623	23
Airbnb Inc, Cl A *	571	79
Amazon.com Inc *	25,092	5,327
Amer Sports Inc *	3,653	109
American Eagle Outfitters Inc	16,752	219
Aptiv PLC *	636	41
Aramark	2,596	96
AutoNation Inc *	266	48
AutoZone Inc *	44	154
Bath & Body Works Inc	2,927	106
Best Buy Co Inc	976	88
Booking Holdings Inc	215	1,078
BorgWarner Inc	537	16
Bright Horizons Family Solutions Inc *	656	85
Brunswick Corp/DE	1,228	75
Burberry Group PLC	146,568	2,018
Burlington Stores Inc *	404	101
Capri Holdings Ltd *	1,728	38
CarMax Inc *	744	62
Carnival Corp *	4,654	111
Carter's Inc	1,053	43
Cava Group Inc *	638	61
Cheesecake Factory Inc/The	1,544	83
Chipotle Mexican Grill Inc, Cl A *	4,050	219
Choice Hotels International Inc	641	92
Columbia Sportswear Co	602	52
Continental AG	4,026	290
Coupang Inc, Cl A *	3,716	88
Crocs Inc *	590	59
Darden Restaurants Inc	375	75
Deckers Outdoor Corp *	3,426	477
Dick's Sporting Goods Inc	1,799	405
Dillard's Inc, Cl A	200	78
Dollarama Inc	13,714	1,436
Domino's Pizza Inc	173	85
DoorDash Inc, Cl A *	367	73
Dorman Products Inc *	812	107
DR Horton Inc	286	36
Duolingo Inc, Cl A *	223	70
eBay Inc	5,427	351
Etsy Inc *	427	22
Expedia Group Inc *	485	96
Fila Holdings Corp	28,655	735
Five Below Inc *	501	44
Floor & Decor Holdings Inc, Cl A *	974	94
Ford Motor Co	4,403	42
GameStop Corp, Cl A *	2,780	70
Gap Inc/The	4,895	111

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS

February 28, 2025

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Garmin Ltd	363	$83
General Motors Co	33,287	1,635
Gentex Corp	2,705	66
Genuine Parts Co	393	49
Graham Holdings Co, Cl B	86	85
Grand Canyon Education Inc *	215	39
H&R Block Inc	2,629	143
Harley-Davidson Inc	2,089	54
Hasbro Inc	526	34
Hilton Worldwide Holdings Inc	2,280	604
Home Depot Inc/The	6,276	2,489
Hyatt Hotels Corp, Cl A	442	62
Industria de Diseno Textil SA	31,629	1,704
Installed Building Products Inc	367	63
InterContinental Hotels Group PLC	4,503	565
JD Sports Fashion PLC	447,246	442
Kohl's Corp	36,866	421
Koito Manufacturing Co Ltd	4,900	62
Kontoor Brands Inc	867	56
Lear Corp	411	39
Leggett & Platt Inc	3,003	28
Lennar Corp, Cl A	540	65
Lithia Motors Inc, Cl A	418	144
LKQ Corp	1,209	51
Lowe's Cos Inc	3,887	966
Lucid Group Inc *	11,073	25
Lululemon Athletica Inc *	285	104
LVMH Moet Hennessy Louis Vuitton SE	2,574	1,865
Macy's Inc	595	9
Magna International Inc	17,925	653
Marriott International Inc/MD, Cl A	4,191	1,175
Marriott Vacations Worldwide Corp	483	36
Mattel Inc *	910	19
McDonald's Corp	368	113
Mohawk Industries Inc *	721	85
Murphy USA Inc	644	302
NIKE Inc, Cl B	691	55
Nordstrom Inc	1,516	37
Norwegian Cruise Line Holdings Ltd *	2,379	54
NVR Inc *	8	58
Ollie's Bargain Outlet Holdings Inc *	655	68
O'Reilly Automotive Inc *	141	194
Penske Automotive Group Inc	933	157
Planet Fitness Inc, Cl A *	917	85
Polaris Inc	549	25
Pool Corp	3,236	1,123
PulteGroup Inc	48	5
PVH Corp	1,066	80
QuantumScape Corp, Cl A *	15,638	73
Ralph Lauren Corp, Cl A	847	230
RH *	170	55
Rivian Automotive Inc, Cl A *	4,493	53
Ross Stores Inc	6,768	950

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Royal Caribbean Cruises Ltd	765	$188
Service Corp International/US	1,305	106
SharkNinja Inc *	766	80
Skechers USA Inc, Cl A *	1,128	69
Starbucks Corp	9,224	1,068
Steven Madden Ltd	2,716	89
Swatch Group AG/The	412	80
Tapestry Inc	2,532	216
Tempur Sealy International Inc	2,754	176
Tesla Inc *	6,659	1,951
Texas Roadhouse Inc, Cl A	566	104
Thor Industries Inc	624	62
TJX Cos Inc/The	5,133	640
Toll Brothers Inc	603	67
TopBuild Corp *	268	82
Tractor Supply Co	7,140	395
Travel + Leisure Co	1,185	66
Ulta Beauty Inc *	642	235
Under Armour Inc, Cl A *	4,708	32
Urban Outfitters Inc *	2,117	123
Vail Resorts Inc	213	34
Valvoline Inc *	2,446	90
VF Corp	1,652	41
Victoria's Secret & Co *	2,061	55
Wayfair Inc, Cl A *	1,588	63
Wendy's Co/The	2,626	41
Whirlpool Corp	461	47
Williams-Sonoma Inc	1,110	216
Wingstop Inc	789	185
Wyndham Hotels & Resorts Inc	874	95
Yamaha Corp	97,400	719
YETI Holdings Inc *	1,751	62
Yum! Brands Inc	560	88

		40,603
Consumer Staples — 6.6%
Ambev SA ADR	33,504	69
Ambev SA	41,700	87
Archer-Daniels-Midland Co	1,290	61
Brown-Forman Corp, Cl B	1,103	37
Bunge Global SA	963	71
Campbell Soup Co	5,858	235
Carrefour SA	60,541	806
Casey's General Stores Inc	4,962	2,055
Clorox Co/The	495	77
Coca-Cola Co/The	17,069	1,215
Colgate-Palmolive Co	7,124	650
Conagra Brands Inc	40,224	1,027
Constellation Brands Inc, Cl A	1,760	309
Costco Wholesale Corp	2,043	2,142
Coty Inc, Cl A *	5,378	31
Danone SA	21,631	1,548
Darling Ingredients Inc *	1,535	55
Diageo PLC	54,499	1,494

SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dollar General Corp	8,856	$657
Dollar Tree Inc *	565	41
elf Beauty Inc *	322	23
Estee Lauder Cos Inc/The, Cl A	422	30
Flowers Foods Inc	2,694	50
General Mills Inc	7,218	438
Hain Celestial Group Inc/The *	2,713	10
Hershey Co/The	1,957	338
Hormel Foods Corp	2,233	64
Ingredion Inc	6,376	833
J M Smucker Co/The	3,662	405
Kellanova	3,231	268
Keurig Dr Pepper Inc	1,806	61
Kimberly-Clark Corp	2,896	411
Kraft Heinz Co/The	1,549	48
Kroger Co/The	27,866	1,806
Lamb Weston Holdings Inc	1,288	67
Lancaster Colony Corp	634	121
LG H&H Co Ltd *	3,915	855
McCormick & Co Inc/MD	1,882	155
MGP Ingredients Inc	213	7
Mondelez International Inc, Cl A	12,061	775
PepsiCo Inc	6,225	955
Performance Food Group Co *	132	11
Pernod Ricard SA	10,354	1,114
Sysco Corp	10,064	760
Target Corp	1,620	201
TreeHouse Foods Inc *	2,188	69
Tyson Foods Inc, Cl A	4,342	266
Unilever PLC	26,949	1,530
US Foods Holding Corp *	1,216	87
Walgreens Boots Alliance Inc	28,358	303
Walmart Inc	9,511	938

		25,666
Energy — 3.5%
Antero Midstream Corp	5,338	90
Antero Resources Corp *	3,254	119
Baker Hughes Co, Cl A	19,462	868
BP PLC ADR	29,443	975
BP PLC	62,631	345
Cactus Inc, Cl A	1,347	71
Canadian Natural Resources Ltd	40,551	1,146
ChampionX Corp	3,180	95
Cheniere Energy Inc	3,034	693
Chesapeake Energy Corp	2,076	205
Chevron Corp	11,041	1,751
Chord Energy Corp	419	48
Civitas Resources Inc	2,350	90
ConocoPhillips	8,966	889
Coterra Energy Inc	2,108	57
Devon Energy Corp	6,524	236
Diamondback Energy Inc	8,823	1,403
EOG Resources Inc	6,401	813

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EQT Corp	6,571	$317
Exxon Mobil Corp	712	79
Halliburton Co	4,010	106
Hess Corp	1,868	278
HF Sinclair Corp	1,178	42
Kinder Morgan Inc	19,664	533
Marathon Petroleum Corp	2,427	365
New Fortress Energy Inc, Cl A	2,147	21
Occidental Petroleum Corp	1,070	52
ONEOK Inc	2,578	259
Ovintiv Inc	1,218	53
Phillips 66	680	88
Range Resources Corp	2,464	91
Schlumberger NV	4,621	193
Shell PLC ADR	6,492	438
TechnipFMC PLC	4,011	118
Texas Pacific Land Corp	213	304
Valero Energy Corp	1,795	235
Weatherford International PLC	569	35
Williams Cos Inc/The	4,821	281

		13,782
Financials — 16.6%
Affiliated Managers Group Inc	631	108
Aflac Inc	1,184	130
AGNC Investment Corp ‡	2,829	29
AIA Group Ltd	281,800	2,164
AIB Group PLC	161,704	1,139
Allstate Corp/The	3,384	674
Ally Financial Inc	2,235	83
American Express Co	2,128	640
Ameriprise Financial Inc	2,899	1,558
Annaly Capital Management Inc ‡	12,042	264
Aon PLC, Cl A	2,132	872
Apollo Global Management Inc	658	98
Arch Capital Group Ltd	2,300	214
Ares Management Corp, Cl A	1,251	214
Arthur J Gallagher & Co	272	92
Assurant Inc	485	101
Assured Guaranty Ltd	831	73
Axis Capital Holdings Ltd	1,754	170
Banco do Brasil SA	205,800	956
Bank of America Corp	45,843	2,113
Bank of New York Mellon Corp/The	6,146	547
Bank OZK	9,680	465
Berkshire Hathaway Inc, Cl B *	3,789	1,947
BlackRock Funding Inc/DE	75	73
Blackstone Inc	1,004	162
Block Inc, Cl A *	934	61
Blue Owl Capital Inc, Cl A	3,912	84
BOK Financial Corp	794	86
Bread Financial Holdings Inc	1,402	76
Brighthouse Financial Inc *	1,395	83
Brown & Brown Inc	806	96

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS

February 28, 2025

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Capital One Financial Corp	657	$132
Carlyle Group Inc/The	1,855	92
Charles Schwab Corp/The	8,887	707
Chimera Investment Corp ‡	2,606	37
Chubb Ltd	1,561	446
Cincinnati Financial Corp	726	107
Citigroup Inc	43,797	3,502
Citizens Financial Group Inc	14,083	645
City Holding Co	679	81
CME Group Inc, Cl A	2,621	665
CNA Financial Corp	184	9
Cohen & Steers Inc	792	69
Columbia Banking System Inc	2,761	74
Comerica Inc	724	47
Commerce Bancshares Inc/MO	1,380	90
Credit Acceptance Corp *	209	103
Cullen/Frost Bankers Inc	599	82
Discover Financial Services	4,708	919
East West Bancorp Inc	763	72
Equitable Holdings Inc	4,036	222
Euronet Worldwide Inc *	554	57
Evercore Inc, Cl A	786	190
Everest Group Ltd	248	88
FactSet Research Systems Inc	1,748	807
Fidelity National Financial Inc	1,791	116
Fidelity National Information Services Inc	613	44
Fifth Third Bancorp	1,877	82
First American Financial Corp	1,122	74
First Citizens BancShares Inc/NC, Cl A	16	33
First Hawaiian Inc	1,924	52
First Horizon Corp	10,810	233
First Interstate BancSystem Inc, Cl A	2,479	76
Fiserv Inc *	689	162
FNB Corp/PA	33,393	496
Franklin Resources Inc	1,707	35
Gjensidige Forsikring ASA	4,629	95
Global Payments Inc	10,590	1,115
Globe Life Inc	1,091	139
Goldman Sachs Group Inc/The	513	319
Hamilton Lane Inc, Cl A	445	70
Hanover Insurance Group Inc/The	687	117
Hartford Financial Services Group Inc/The	4,339	513
HDFC Bank Ltd ADR	5,026	310
Home BancShares Inc/AR	2,656	80
Hong Kong Exchanges & Clearing Ltd	7,600	343
Houlihan Lokey Inc, Cl A	658	114
Huntington Bancshares Inc/OH	11,006	181
Independent Bank Corp	1,149	79
Intercontinental Exchange Inc	804	139
Invesco Ltd	3,179	55
Jack Henry & Associates Inc	408	71
Janus Henderson Group PLC	2,562	108
Jefferies Financial Group Inc	2,802	185

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JPMorgan Chase & Co	17,418	$4,610
KeyCorp	3,317	57
Kinsale Capital Group Inc	2,930	1,265
KKR & Co Inc, Cl A	2,511	340
Lincoln National Corp	1,943	76
London Stock Exchange Group PLC	4,524	677
LPL Financial Holdings Inc	709	264
M&T Bank Corp	1,119	214
MarketAxess Holdings Inc	311	60
Marsh & McLennan Cos Inc	4,033	959
Mastercard Inc, Cl A	2,025	1,167
MetLife Inc	4,026	347
MGIC Investment Corp	7,078	174
Moody's Corp	1,812	913
Morgan Stanley	19,644	2,615
Morningstar Inc	253	79
MSCI Inc, Cl A	2,114	1,248
Nasdaq Inc	1,761	146
National Bank Holdings Corp, Cl A	2,089	87
NMI Holdings Inc, Cl A *	2,141	78
Northern Trust Corp	2,012	222
NU Holdings Ltd/Cayman Islands, Cl A *	8,157	88
Old National Bancorp/IN	5,074	120
Old Republic International Corp	2,551	98
OneMain Holdings Inc, Cl A	1,860	100
Partners Group Holding AG	1,085	1,608
PayPal Holdings Inc *	4,618	328
Pinnacle Financial Partners Inc	2,549	291
PNC Financial Services Group Inc/The	2,121	407
Popular Inc	7,762	779
Primerica Inc	683	198
Principal Financial Group Inc	1,152	103
Progressive Corp/The	3,864	1,090
Prosperity Bancshares Inc	1,900	146
Prudential Financial Inc	5,745	661
Raymond James Financial Inc	1,360	210
Regions Financial Corp	5,506	131
Reinsurance Group of America Inc	1	—
RenaissanceRe Holdings Ltd	345	82
Rithm Capital Corp ‡	6,833	83
Robinhood Markets Inc, Cl A *	3,099	155
Rocket Cos Inc, Cl A *	6,200	87
S&P Global Inc	2,072	1,106
SLM Corp	12,309	372
SoFi Technologies Inc *	7,540	109
Starwood Property Trust Inc ‡	4,020	82
State Street Corp	9,027	896
Stifel Financial Corp	1,841	195
Synchrony Financial	2,944	179
Synovus Financial Corp	5,299	275
T Rowe Price Group Inc	674	71
TPG Inc, Cl A	2,239	123
Tradeweb Markets Inc, Cl A	874	118

SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Travelers Cos Inc/The	433	$112
Truist Financial Corp	2,659	123
Univest Financial Corp	3,376	103
Unum Group	3,649	300
US Bancorp	1,600	75
UWM Holdings Corp	11,185	70
Virtu Financial Inc, Cl A	2,166	79
Visa Inc, Cl A	14,056	5,098
Voya Financial Inc	930	67
W R Berkley Corp	2,109	133
Webster Financial Corp	5,867	330
Wells Fargo & Co	10,328	809
Westamerica BanCorp	1,484	77
Western Alliance Bancorp	2,780	242
Western Union Co/The	12,682	137
WEX Inc *	324	51
White Mountains Insurance Group Ltd	78	144
Willis Towers Watson PLC	1,893	643
Wintrust Financial Corp	705	88
XP Inc, Cl A	20,998	297
Zions Bancorp NA	1,209	65

		64,983
Health Care — 7.9%
Acadia Healthcare Co Inc *	4,280	128
Align Technology Inc *	210	39
Amedisys Inc *	685	63
Apellis Pharmaceuticals Inc *	1,267	32
Avantor Inc *	2,706	45
Azenta Inc *	9,220	402
Baxter International Inc	11,232	388
Boston Scientific Corp *	10,436	1,083
Cardinal Health Inc	3,870	501
Cencora Inc, Cl A	3,458	877
Centene Corp *	1,245	72
Certara Inc *	1,816	22
Chemed Corp	108	65
Coloplast A/S, Cl B	9,615	1,027
CVS Health Corp	26,983	1,773
DENTSPLY SIRONA Inc	7,531	125
Dexcom Inc *	5,879	520
Doximity Inc, Cl A *	19	1
Edwards Lifesciences Corp *	8,452	605
Elanco Animal Health Inc *	42,498	475
Elevance Health Inc	1,721	683
Encompass Health Corp	5,705	571
Enovis Corp *	1,056	41
Ensign Group Inc/The	480	62
Envista Holdings Corp *	21,480	429
EssilorLuxottica SA	2,461	739
Exact Sciences Corp *	2,022	96
Exelixis Inc *	13,403	519
Fortrea Holdings Inc *	513	7
Genmab A/S ADR *	3,579	81

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Globus Medical Inc, Cl A *	1,245	$100
Henry Schein Inc *	2,467	178
Hologic Inc *	1,306	83
Hoya Corp	10,900	1,278
Humana Inc	514	139
IDEXX Laboratories Inc *	1,427	624
Incyte Corp *	7,222	531
Insulet Corp *	385	105
Integra LifeSciences Holdings Corp *	1,163	27
Intra-Cellular Therapies Inc, Cl A *	987	127
Intuitive Surgical Inc *	2,125	1,218
Ionis Pharmaceuticals Inc *	1,566	52
IQVIA Holdings Inc *	267	50
Jazz Pharmaceuticals PLC *	7,319	1,050
Labcorp Holdings Inc	513	129
LeMaitre Vascular Inc	1,045	96
M3 Inc	72,000	849
Masimo Corp *	645	122
Medpace Holdings Inc *	238	78
Medtronic PLC	18,833	1,733
Mettler-Toledo International Inc *	540	687
Molina Healthcare Inc *	1	—
Natera Inc *	466	72
Neurocrine Biosciences Inc *	4,676	555
Option Care Health Inc *	2,507	84
Penumbra Inc *	330	94
Premier Inc, Cl A	12,059	219
Prestige Consumer Healthcare Inc *	16,138	1,368
Quest Diagnostics Inc	2,735	473
QuidelOrtho Corp *	738	30
Repligen Corp *	2,688	428
ResMed Inc	2,818	658
Royalty Pharma PLC, Cl A	3,976	134
Sotera Health Co *	5,022	63
STERIS PLC	4,779	1,048
Stryker Corp	2,405	929
Teleflex Inc	1,029	137
United Therapeutics Corp *	1,838	588
US Physical Therapy Inc	80	6
Veeva Systems Inc, Cl A *	1,171	262
Viking Therapeutics Inc *	1,379	40
Waters Corp *	2,039	769
West Pharmaceutical Services Inc	236	55
Zimmer Biomet Holdings Inc	5,327	556
Zoetis Inc, Cl A	9,779	1,635

		30,930
Industrials — 13.1%
A O Smith Corp	943	63
AAON Inc	809	62
Acuity Brands Inc	561	167
AECOM	1,218	122
AerCap Holdings NV	14,386	1,483
AGCO Corp	675	65

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS

February 28, 2025

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Air Lease Corp, Cl A	6,874	$329
Alaska Air Group Inc *	2,479	179
Allegion plc	536	69
Allison Transmission Holdings Inc	652	66
American Airlines Group Inc *	4,404	63
AMETEK Inc	3,249	615
AP Moller - Maersk A/S, Cl B	783	1,381
Armstrong World Industries Inc	1,080	166
Assa Abloy AB, Cl B	45,170	1,390
Automatic Data Processing Inc	7,280	2,295
Avis Budget Group Inc *	323	26
AZEK Co Inc/The, Cl A *	2,408	113
Booz Allen Hamilton Holding Corp, Cl A	7,122	755
Broadridge Financial Solutions Inc	381	92
CACI International Inc, Cl A *	373	125
Carlisle Cos Inc	402	137
Carrier Global Corp	2,640	171
Caterpillar Inc	256	88
CH Robinson Worldwide Inc	994	101
Cintas Corp	6,013	1,248
Clarivate PLC *	9,578	41
CNH Industrial NV	58,813	758
Comfort Systems USA Inc	222	81
Computershare Ltd	12,046	310
Concentrix Corp	404	18
Copart Inc *	3,236	177
Core & Main Inc, Cl A *	1,847	94
CSX Corp	4,524	145
Cummins Inc	1,667	614
Dayforce Inc *	1,194	74
Deere & Co	1,975	950
Delta Air Lines Inc	26,753	1,608
Diploma PLC	8,463	483
Donaldson Co Inc	397	27
Doosan Bobcat Inc	3,916	126
Dover Corp	1,366	272
Eaton Corp PLC	3,417	1,002
EMCOR Group Inc	908	371
Emerson Electric Co	1,607	195
Enerpac Tool Group Corp, Cl A	21,326	987
Enpro Inc	439	80
Enviri Corp *	70,976	461
Everus Construction Group *	541	23
ExlService Holdings Inc *	5,410	262
Expeditors International of Washington Inc	896	105
Experian PLC	32,609	1,555
Fastenal Co	1,128	85
FedEx Corp	2,248	591
Ferguson Enterprises Inc	409	73
Flowserve Corp	1,306	72
Fortive Corp	627	50
Fortune Brands Innovations Inc	945	61
FTI Consulting Inc *	918	152

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gates Industrial Corp PLC *	5,238	$113
Generac Holdings Inc *	427	58
Genpact Ltd	16,105	857
GFL Environmental Inc	32,400	1,463
Graco Inc	401	35
GXO Logistics Inc *	1,412	56
Hayward Holdings Inc *	5,405	78
HEICO Corp	202	53
HEICO Corp, Cl A	291	62
Hexcel Corp	889	56
Howmet Aerospace Inc	2,891	395
Hubbell Inc, Cl B	100	37
Huron Consulting Group Inc *	270	41
IDEX Corp	425	83
Illinois Tool Works Inc	3,263	861
IMCD NV	459	68
Ingersoll Rand Inc	1,197	101
Insperity Inc	1,029	91
ITT Inc	1,117	158
JB Hunt Transport Services Inc	477	77
Johnson Controls International plc	9,066	777
Kirby Corp *	2,029	211
Knight-Swift Transportation Holdings Inc, Cl A	1,117	56
Korn Ferry	1,643	108
Landstar System Inc	336	53
Lennox International Inc	194	117
LG Corp *	2,526	115
Lincoln Electric Holdings Inc	809	167
Lyft Inc, Cl A *	1,618	22
ManpowerGroup Inc	944	54
Masco Corp	1,109	83
MasTec Inc *	492	64
Middleby Corp/The *	535	88
MSA Safety Inc	401	66
MSC Industrial Direct Co Inc, Cl A	5,596	450
Nordson Corp	843	177
Norfolk Southern Corp	420	103
nVent Electric PLC	2,436	147
Old Dominion Freight Line Inc	3,432	606
Oshkosh Corp	1,137	116
Otis Worldwide Corp	8,839	882
Owens Corning	445	69
PACCAR Inc	689	74
Parker-Hannifin Corp	128	86
Paychex Inc	550	83
Paycom Software Inc	217	48
Paycor HCM Inc *	2,683	60
Paylocity Holding Corp *	467	95
Pentair PLC	793	75
Quanta Services Inc	191	50
RB Global Inc	1,099	113
Recruit Holdings Co Ltd	3,300	197

SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Regal Rexnord Corp	733	$95
RELX PLC	38,805	1,879
Republic Services Inc, Cl A	700	166
Robert Half Inc	1,607	95
Rockwell Automation Inc	1,053	302
Rollins Inc	2,023	106
Ryder System Inc	2,375	391
Saia Inc *	191	78
Schneider National Inc, Cl B	2,470	65
Science Applications International Corp	487	48
Sensata Technologies Holding PLC	6,719	194
Signify NV	57,531	1,228
Simpson Manufacturing Co Inc	408	67
SiteOne Landscape Supply Inc *	487	62
SMS Co Ltd	82,000	631
Snap-on Inc	234	80
Societe BIC SA	942	58
Southwest Airlines Co	1,122	35
SS&C Technologies Holdings Inc	1,126	100
Standex International Corp	1,944	362
Stanley Black & Decker Inc	3,000	260
Swire Pacific Ltd, Cl A	20,000	166
Tetra Tech Inc	6,340	185
Timken Co/The	1,209	98
Toro Co/The	721	58
Toromont Industries Ltd	8,595	725
Trane Technologies PLC	2,366	837
TransDigm Group Inc	58	79
TransUnion	974	90
Trex Co Inc *	956	59
Uber Technologies Inc *	1,349	103
UniFirst Corp/MA	449	97
Union Pacific Corp	3,457	853
United Airlines Holdings Inc *	1,164	109
United Parcel Service Inc, Cl B	5,859	697
United Rentals Inc	308	198
Valmont Industries Inc	961	335
VAT Group AG	141	53
Verisk Analytics Inc, Cl A	474	141
Vertiv Holdings Co, Cl A	4,580	436
Vestis Corp	1,298	15
Waste Connections Inc	8,921	1,693
Waste Management Inc	3,911	910
Watsco Inc	331	167
WESCO International Inc	964	174
Westinghouse Air Brake Technologies Corp	2,694	499
WillScot Holdings Corp *	1,711	56
Wolters Kluwer NV	5,498	848
Woodward Inc	800	151
WW Grainger Inc	742	758
Xylem Inc/NY	5,273	690

		51,011

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 22.8%
Accenture PLC, Cl A	5,970	$2,081
Adobe Inc *	2,572	1,128
Advanced Micro Devices Inc *	8,964	895
Akamai Technologies Inc *	738	60
Allegro MicroSystems Inc *	1,597	36
Amdocs Ltd	872	76
Amphenol Corp, Cl A	6,144	409
Analog Devices Inc	326	75
ANSYS Inc *	247	82
Appfolio Inc, Cl A *	282	60
Apple Inc	48,521	11,734
Applied Materials Inc	4,411	697
AppLovin Corp, Cl A *	226	74
Arista Networks Inc *	9,474	882
Arrow Electronics Inc *	1,030	111
Asana Inc, Cl A *	3,341	64
ASML Holding NV	1,762	1,256
Aspen Technology Inc *	322	85
Atlassian Corp, Cl A *	1	—
Autodesk Inc *	334	92
Avnet Inc	1,907	96
Belden Inc	657	72
Bentley Systems Inc, Cl B	2,299	101
BILL Holdings Inc *	845	47
Broadcom Inc	28,118	5,608
Brother Industries Ltd	86,400	1,667
Cadence Design Systems Inc *	832	208
CCC Intelligent Solutions Holdings Inc *	6,338	65
CDW Corp/DE	4,127	735
Check Point Software Technologies Ltd *	8,268	1,821
Ciena Corp *	1,878	149
Cirrus Logic Inc *	1,236	129
Cisco Systems Inc	19,204	1,231
Cloudflare Inc, Cl A *	666	97
Cognex Corp	6,582	216
Cognizant Technology Solutions Corp, Cl A	869	72
Coherent Corp *	779	59
Cohu Inc *	49,318	970
Confluent Inc, Cl A *	550	17
Crane NXT Co	1,165	65
Crowdstrike Holdings Inc, Cl A *	213	83
Datadog Inc, Cl A *	1,075	125
Dell Technologies Inc, Cl C	503	52
DocuSign Inc, Cl A *	497	41
Dolby Laboratories Inc, Cl A	1,050	86
DoubleVerify Holdings Inc *	3,676	51
Dropbox Inc, Cl A *	2,225	58
DXC Technology Co *	21,973	404
Dynatrace Inc *	1,411	81
Elastic NV *	642	75
Entegris Inc	553	56
EPAM Systems Inc *	302	62

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS

February 28, 2025

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
F5 Inc *	506	$148
Fair Isaac Corp *	42	79
First Solar Inc *	733	100
Five9 Inc *	1,802	65
Fortinet Inc *	1,010	109
Freshworks Inc, Cl A *	4,853	83
Gartner Inc *	205	102
Gen Digital Inc	2,665	73
Gitlab Inc, Cl A *	1,223	74
GLOBALFOUNDRIES Inc *	1,155	45
Globant SA *	146	22
GoDaddy Inc, Cl A *	4,243	762
Guidewire Software Inc *	649	131
Halma PLC	35,290	1,252
Harmonic Inc *	89,331	921
Hewlett Packard Enterprise Co	35,066	695
Hexagon AB, Cl B	57,886	669
HP Inc	22,192	685
HubSpot Inc *	83	60
Informatica Inc, Cl A *	2,860	55
Ingram Micro Holding Corp *	3,776	81
Intapp Inc *	1,157	76
Intel Corp	11,891	282
International Business Machines Corp	678	171
Intuit Inc	4,062	2,493
IPG Photonics Corp *	692	40
Jabil Inc	593	92
Juniper Networks Inc	15,906	576
Keyence Corp	200	80
Keysight Technologies Inc *	2,282	364
KLA Corp	170	120
Klaviyo Inc, Cl A *	1,747	69
Kulicke & Soffa Industries Inc	1,690	65
Kyndryl Holdings Inc *	7,926	302
Lam Research Corp	8,770	673
Lattice Semiconductor Corp *	1,274	79
Littelfuse Inc	331	77
Lotes Co Ltd	7,000	345
Lumentum Holdings Inc *	6,296	443
Manhattan Associates Inc *	64	11
Marvell Technology Inc	8,769	805
Micron Technology Inc	13,033	1,220
Microsoft Corp	27,088	10,754
MKS Instruments Inc	668	61
MongoDB Inc, Cl A *	261	70
Monolithic Power Systems Inc	1,124	687
Motorola Solutions Inc	4,077	1,795
nCino Inc *	762	24
NetApp Inc	1,531	153
Nokia Oyj	352,292	1,697
Nutanix Inc, Cl A *	3,455	266
NVIDIA Corp	69,292	8,656
Okta Inc, Cl A *	276	25

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ON Semiconductor Corp *	5,455	$257
Onto Innovation Inc *	318	46
Oracle Corp	3,681	611
Palantir Technologies Inc, Cl A *	1,007	85
Palo Alto Networks Inc *	2	—
Pegasystems Inc	794	62
Power Integrations Inc	800	49
Procore Technologies Inc *	905	69
PTC Inc *	1	—
Pure Storage Inc, Cl A *	1,198	63
QUALCOMM Inc	5,344	840
RingCentral Inc, Cl A *	199	6
Rogers Corp *	596	48
Roper Technologies Inc	137	80
Salesforce Inc	5,767	1,718
Samsung Electronics Co Ltd	38,517	1,441
SANDISK CORP *	815	38
SAP SE	7,607	2,116
SentinelOne Inc, Cl A *	3,347	69
ServiceNow Inc *	277	258
Silicon Laboratories Inc *	508	71
Skyworks Solutions Inc	606	40
Snowflake Inc, Cl A *	867	154
Super Micro Computer Inc *	780	32
Synopsys Inc *	73	33
Taiwan Semiconductor Manufacturing Co Ltd ADR	17,032	3,075
TD SYNNEX Corp	404	56
Teledyne Technologies Inc *	157	81
Teradata Corp *	1,199	29
Teradyne Inc	1,442	158
Texas Instruments Inc	407	80
TOTVS SA	237,000	1,394
Trimble Inc *	1,500	108
Twilio Inc, Cl A *	463	56
Tyler Technologies Inc *	237	144
Ubiquiti Inc	183	63
UiPath Inc, Cl A *	4,862	60
Unity Software Inc *	585	15
Universal Display Corp	1,983	305
VeriSign Inc *	2,996	713
Viavi Solutions Inc *	6,176	69
Vontier Corp	7,338	274
Western Digital Corp *	2,446	120
Wolfspeed Inc *	341	2
Workday Inc, Cl A *	1,592	419
Zebra Technologies Corp, Cl A *	677	213
Zoom Video Communications Inc, Cl A *	186	14
Zscaler Inc *	487	96

		89,008
Materials — 3.4%
Air Products and Chemicals Inc	2,804	886
Albemarle Corp	467	36

SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alcoa Corp	4,724	$157
Amcor PLC	8,591	87
Anglo American PLC	16,944	500
AptarGroup Inc	1,090	160
Arcadium Lithium PLC *	20,846	122
Avery Dennison Corp	548	103
Axalta Coating Systems Ltd *	19,933	722
Ball Corp	927	49
Berry Global Group Inc	1,072	77
Cabot Corp	1,164	100
Celanese Corp, Cl A	2,169	110
CF Industries Holdings Inc	921	75
Chemours Co/The	3,046	45
Cleveland-Cliffs Inc *	4,585	50
Corteva Inc	1,306	82
Covestro AG *	14,389	887
CRH PLC	939	96
Crown Holdings Inc	5,279	473
Dow Inc	975	37
DuPont de Nemours Inc	9,451	773
Eastman Chemical Co	4,713	461
Ecolab Inc	466	125
Element Solutions Inc	5,641	147
FMC Corp	11,270	416
Freeport-McMoRan Inc	5,276	195
Graphic Packaging Holding Co	4,953	132
Huntsman Corp	4,477	76
Ingevity Corp *	1,326	63
Innospec Inc	1,185	123
International Flavors & Fragrances Inc	737	60
International Paper Co	1,238	70
Linde PLC	168	78
Louisiana-Pacific Corp	1,691	169
LyondellBasell Industries NV, Cl A	607	47
Martin Marietta Materials Inc	1,577	762
Mosaic Co/The	2,498	60
NewMarket Corp	145	83
Newmont Corp	14,973	641
Nucor Corp	870	120
O-I Glass Inc, Cl I *	8,446	97
Packaging Corp of America	472	101
PPG Industries Inc	510	58
Quaker Chemical Corp	241	33
Reliance Inc	4,921	1,462
Rio Tinto Ltd	5,521	390
Royal Gold Inc	466	68
Scotts Miracle-Gro Co/The	796	47
Sealed Air Corp	1,831	63
Sherwin-Williams Co/The	2,178	789
Smurfit WestRock PLC	1,448	75
Sonoco Products Co	903	43
Steel Dynamics Inc	1,777	240
Syensqo SA	2,051	151

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United States Steel Corp	4,118	$166
Vulcan Materials Co	363	90

		13,328
Real Estate — 2.0%
Alexandria Real Estate Equities Inc ‡	322	33
American Homes 4 Rent, Cl A ‡	2,436	90
American Tower Corp ‡	3,377	694
Americold Realty Trust Inc ‡	1,965	45
AvalonBay Communities Inc ‡	909	206
Brixmor Property Group Inc ‡	4,961	139
BXP Inc ‡	2,949	209
CBRE Group Inc, Cl A *	5,245	745
COPT Defense Properties ‡	3,768	102
CoStar Group Inc *	712	54
Cousins Properties Inc ‡	2,645	80
Crown Castle Inc ‡	4,114	387
CubeSmart ‡	1,472	61
Digital Realty Trust Inc ‡	437	68
EastGroup Properties Inc ‡	635	116
Equinix Inc ‡	1,384	1,252
Equity LifeStyle Properties Inc ‡	1,548	106
Equity Residential ‡	780	58
Essex Property Trust Inc ‡	187	58
Extra Space Storage Inc ‡	460	70
Federal Realty Investment Trust ‡	402	42
First Industrial Realty Trust Inc ‡	1,196	68
FirstService Corp	410	72
Healthpeak Properties Inc ‡	3,935	81
Highwoods Properties Inc ‡	2,287	67
Host Hotels & Resorts Inc ‡	9,310	150
Howard Hughes Holdings Inc *	411	33
Iron Mountain Inc ‡	713	67
Jones Lang LaSalle Inc *	410	112
Kilroy Realty Corp ‡	811	29
Kimco Realty Corp ‡	2,506	55
Lamar Advertising Co, Cl A ‡	862	107
Mid-America Apartment Communities Inc ‡	482	81
Millrose Properties *	270	6
Newmark Group Inc, Cl A	4,999	73
NNN REIT Inc ‡	993	42
Park Hotels & Resorts Inc ‡	5,035	62
Prologis Inc ‡	6,809	844
Public Storage ‡	298	91
Rayonier Inc ‡	2,912	77
Realty Income Corp ‡	1,634	93
Regency Centers Corp ‡	826	63
Rexford Industrial Realty Inc ‡	1,192	49
SBA Communications Corp, Cl A ‡	1,053	230
Seaport Entertainment Group Inc *	45	1
Simon Property Group Inc ‡	566	105
STAG Industrial Inc ‡	3,653	132
UDR Inc ‡	2,288	103
Ventas Inc ‡	1,890	131

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS

February 28, 2025

Catholic Values Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vornado Realty Trust ‡	765	$32
Welltower Inc ‡	963	148
Weyerhaeuser Co ‡	2,954	89
Zillow Group Inc, Cl C *	1,230	94

		8,002
Utilities — 2.2%
AES Corp/The	4,013	47
Alliant Energy Corp	1,828	118
Ameren Corp	786	80
American Electric Power Co Inc	1,847	196
American Water Works Co Inc	2,358	321
Atmos Energy Corp	534	81
Brookfield Infrastructure, Cl A	1,361	54
Brookfield Renewable, Cl A	3,044	85
CenterPoint Energy Inc	3,540	122
Clearway Energy Inc, Cl C	2,159	60
CMS Energy Corp	5,948	435
Consolidated Edison Inc	3,038	308
Constellation Energy Corp	369	92
Dominion Energy Inc	1,583	90
DTE Energy Co	931	124
Duke Energy Corp	2,448	288
Edison International	7,451	406
Entergy Corp	1,190	104
Essential Utilities Inc	1,211	46
Evergy Inc	833	57
Eversource Energy	5,900	372
Exelon Corp	15,856	701
FirstEnergy Corp	11,167	433
IDACORP Inc, Cl Rights	994	117
MDU Resources Group Inc	2,166	37
National Fuel Gas Co	1,319	99
NextEra Energy Inc	14,939	1,048
NiSource Inc	1,440	59
NRG Energy Inc	5,960	630
OGE Energy Corp	2,708	125
Pinnacle West Capital Corp	566	52
PPL Corp	23,068	812
Public Service Enterprise Group Inc	1,010	82

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sempra	932	$67
Spire Inc	978	75
UGI Corp	1,904	65
Vistra Corp	1,148	153
WEC Energy Group Inc	737	79
Xcel Energy Inc	4,211	304

		8,424
Total Common Stock
(Cost $257,041) ($ Thousands)		378,872

PREFERRED STOCK — 0.6%

Consumer Discretionary — 0.3%
Volkswagen AG (A)	8,431	911

Consumer Staples — 0.3%
Henkel AG & Co KGaA (A)	14,787	1,279

Total Preferred Stock
(Cost $1,961) ($ Thousands)		2,190
	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Abiomed Inc *‡‡	297	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	6,745,073	6,745
Total Cash Equivalent
(Cost $6,745) ($ Thousands)		6,745
Total Investments in Securities — 99.3%
(Cost $265,747) ($ Thousands)		$387,807

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	12	Mar-2025	$1,374	$1,299	$(75)
S&P 500 Index E-MINI	20	Mar-2025	6,058	5,964	(94)
			$7,432	$7,263	$(169)

Percentages are based on Net Assets of $390,378 ($ Thousands).
*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.

SEI Catholic Values Trust

(A)	No interest rate available.
‡‡	Expiration date not available.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
REIT — Real Estate Investment Trust
S&P— Standard & Poor's

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	378,872		–	–	378,872
Preferred Stock	2,190		–	–	2,190
Rights	–	^	–	–	–
Cash Equivalent	6,745		–	–	6,745
Total Investments in Securities	387,807		–	–	387,807

^ Security valued at zero.

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(169)	–	–	(169)
Total Other Financial Instruments	(169)	–	–	(169)

Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the year ended February 28, 2025 ($ Thousands):

Security Description	Value 2/29/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,022	$19,597	$(16,874)	$—	$—	$6,745	$287	$—

Amounts designated as "-" are $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS

February 28, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 38.8%
Agency Mortgage-Backed Obligations — 30.9%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	$215	$225
5.500%, 04/01/2030 to 06/01/2054	1,829	1,847
5.000%, 06/01/2041 to 05/01/2053	1,378	1,368
4.500%, 06/01/2038 to 11/01/2052	560	549
4.000%, 07/01/2037 to 02/01/2053	2,377	2,250
3.500%, 04/01/2034 to 04/01/2052	1,078	1,001
3.000%, 06/01/2034 to 06/01/2052	3,048	2,754
2.500%, 01/01/2050 to 05/01/2052	4,132	3,503
2.000%, 07/01/2041 to 04/01/2052	3,008	2,440
FHLMC ARM
6.869%, RFUCCT1Y + 1.594%, 06/01/2047(A)	69	70
6.860%, RFUCCT1Y + 1.623%, 10/01/2046(A)	152	157
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	45	39
FHLMC CMO, Ser 2020-5038, Cl PJ
0.750%, 10/25/2050	285	202
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	200	182
FHLMC CMO, Ser 2022-5230, Cl PE
2.000%, 12/25/2051	100	80
FHLMC CMO, Ser 2024-5473, Cl BF
5.652%, SOFR30A + 1.300%, 11/25/2054(A)	293	294
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2021-K124, Cl X1, IO
0.716%, 12/25/2030(A)	2,977	102
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.852%, SOFR30A + 1.500%, 10/25/2041(A)(B)	259	261
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
8.102%, SOFR30A + 3.750%, 02/25/2042(A)(B)	110	115
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
6.752%, SOFR30A + 2.400%, 02/25/2042(A)(B)	200	205
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
6.502%, SOFR30A + 2.150%, 09/25/2042(A)(B)	48	49
FHLMC STACR REMIC Trust, Ser 2024-DNA1, Cl M2
6.302%, SOFR30A + 1.950%, 02/25/2044(A)(B)	250	253
FNMA
5.500%, 08/01/2049 to 11/01/2053	1,686	1,704
5.000%, 11/01/2049 to 08/01/2053	2,632	2,624

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.500%, 07/01/2033 to 01/01/2059	$3,329	$3,252
4.000%, 01/01/2037 to 06/01/2057	3,298	3,144
3.500%, 05/01/2037 to 05/01/2052	3,239	3,001
3.000%, 11/01/2034 to 09/01/2061	3,549	3,167
2.810%, 04/01/2025	40	40
2.500%, 01/01/2032 to 05/01/2052	8,028	6,943
2.000%, 01/01/2042 to 03/01/2052	2,617	2,129
FNMA ARM
6.636%, RFUCCT1Y + 1.591%, 04/01/2047(A)	90	93
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	115	104
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	132	115
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	158
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	43	37
FNMA or FHLMC TBA
5.500%, 03/01/2037	450	450
5.000%, 03/15/2055	950	934
4.500%, 04/15/2055	3,075	2,954
4.000%, 03/15/2055	2,775	2,598
3.500%, 03/15/2055	2,225	2,014
2.500%, 03/15/2055	625	521
2.000%, 03/15/2055	2,700	2,154
FNMA TBA
3.000%, 03/15/2045	1,125	979
GNMA
5.500%, 11/20/2052 to 08/20/2053	750	755
5.000%, 11/20/2048 to 08/20/2053	719	712
4.500%, 01/15/2042 to 10/20/2054	2,138	2,084
4.000%, 08/15/2045 to 10/20/2052	711	673
3.500%, 04/20/2046 to 05/20/2052	1,224	1,130
3.000%, 09/20/2046 to 04/20/2052	387	346
2.500%, 05/20/2051 to 12/20/2052	1,506	1,288
2.000%, 02/20/2052	633	520
GNMA CMO, Ser 2012-34, Cl SA, IO
1.624%, 03/20/2042(A)	55	5
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	248	201
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	76	66
GNMA CMO, Ser 2022-139, Cl AL
4.000%, 07/20/2051	100	91
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	86	71
GNMA CMO, Ser 2022-63, Cl LM
3.500%, 10/20/2050	100	83
GNMA TBA
5.000%, 03/15/2055	750	739
4.500%, 03/15/2055	750	724
4.000%, 03/15/2055	725	682

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.500%, 03/15/2055	$975	$835
GNMA, Ser 2020-178, Cl IO, IO
1.422%, 10/16/2060(A)	1,088	103

		68,169
Non-Agency Mortgage-Backed Obligations — 7.9%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
5.491%, TSFR1M + 1.180%, 09/15/2034(A)(B)	250	248
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(B)(C)	468	470
Angel Oak Mortgage Trust, Ser 2022-3, Cl A3
4.142%, 01/25/2067(A)(B)	94	87
Angel Oak Mortgage Trust, Ser 2022-4, Cl A1
4.650%, 05/25/2067(B)(C)	482	479
BANK, Ser 2017-BNK8, Cl XA, IO
0.707%, 11/15/2050(A)	1,330	21
BANK, Ser 2019-BNK21, Cl XA, IO
0.827%, 10/17/2052(A)	3,941	120
BANK5 Trust, Ser 2023-5YR2, Cl A3
6.656%, 07/15/2056(A)	733	774
BANK5 Trust, Ser 2024-5YR6, Cl C
6.967%, 05/15/2057(A)	100	105
BBCMS Mortgage Trust, Ser 2024-5C31, Cl A3
5.609%, 12/15/2057	495	512
Benchmark Mortgage Trust, Ser 2019-B17, Cl A2
2.211%, 03/15/2053	217	209
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	474	436
BOCA Commercial Mortgage Trust, Ser 2024-BOCA, Cl A
6.233%, TSFR1M + 1.921%, 08/15/2041(A)(B)	190	191
BPR Trust, Ser 2022-OANA, Cl A
6.210%, TSFR1M + 1.898%, 04/15/2037(A)(B)	140	140
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	136	136
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.544%, 03/09/2044(A)(B)	230	213
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.126%, TSFR1M + 0.814%, 09/15/2036(A)(B)	287	285

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2023-XL3, Cl A
6.073%, TSFR1M + 1.761%, 12/09/2040(A)(B)	$336	$337
BX Commercial Mortgage Trust, Ser 2024-KING, Cl E
8.000%, TSFR1M + 3.688%, 05/15/2034(A)(B)	158	159
BX Commercial Mortgage Trust, Ser 2024-XL5, Cl A
5.704%, TSFR1M + 1.392%, 03/15/2041(A)(B)	449	449
BX Mortgage Trust, Ser 2022-MVRK, Cl A
5.779%, TSFR1M + 1.467%, 03/15/2039(A)(B)	151	150
BX Trust, Ser 2025-VLT6, Cl A
5.766%, TSFR1M + 1.443%, 03/15/2030(A)(B)	329	328
CD Mortgage Trust, Ser 2017-CD5, Cl A4
3.431%, 08/15/2050	180	174
CENT Trust, Ser 2023-CITY, Cl A
6.932%, TSFR1M + 2.620%, 09/15/2038(A)(B)	130	131
Chase Home Lending Mortgage Trust, Ser 2024-10, Cl A4A
5.500%, 10/25/2055(A)(B)	474	473
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl XA, IO
0.819%, 12/15/2072(A)	984	33
COMM Mortgage Trust, Ser 2015-CR23, Cl A4
3.497%, 05/10/2048	101	101
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	417	413
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(B)(C)	286	288
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057(A)	210	207
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	454	378
CSMC Trust, Ser 2022-NQM5, Cl A1
5.169%, 05/25/2067(A)(B)	161	161
CSMC Trust, Ser 2022-RPL4, Cl A1
3.904%, 04/25/2062(A)(B)	180	173
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl B
7.544%, 11/10/2039(A)(B)	160	166
GCAT Trust, Ser 2024-INV1, Cl 1A2
5.500%, 01/25/2054(A)(B)	163	162
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl AAB
1.662%, 12/12/2053	260	244

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS

February 28, 2025

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
HOMES Trust, Ser 2024-NQM2, Cl A1
5.717%, 10/25/2069(B)(C)	$289	$290
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl A
6.557%, TSFR1M + 2.245%, 10/15/2039(A)(B)	160	160
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.831%, 10/15/2050(A)	1,189	20
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050(A)(B)	57	49
JPMorgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	220	222
JPMorgan Mortgage Trust, Ser 2025-CCM1, Cl A4
5.500%, 06/25/2055(A)(B)	474	472
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	115	114
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(A)(B)	110	106
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	84	81
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	174	168
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	142	135
NJ Trust, Ser 2023-GSP, Cl A
6.481%, 01/06/2029(A)(B)	100	105
NRTH Mortgage Trust, Ser 2024-PARK, Cl A
5.953%, TSFR1M + 1.641%, 03/15/2039(A)(B)	120	120
NYC Trust, Ser 2024-3ELV, Cl A
6.303%, TSFR1M + 1.991%, 08/15/2029(A)(B)	100	101
OBX Trust, Ser 2022-NQM1, Cl A2
3.001%, 11/25/2061(A)(B)	120	93
OBX Trust, Ser 2022-NQM6, Cl A1
4.700%, 07/25/2062(B)(C)	139	140
OBX Trust, Ser 2022-NQM7, Cl A1
5.110%, 08/25/2062(B)(C)	140	139
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(B)(C)	199	201
OBX Trust, Ser 2023-NQM7, Cl A1
6.844%, 04/25/2063(B)(C)	165	168
OBX Trust, Ser 2024-NQM3, Cl A3
6.433%, 12/25/2063(B)(C)	75	75
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(B)	73	72

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PRPM Trust, Ser 2024-NQM4, Cl A1
5.674%, 12/26/2069(B)(C)	$402	$403
PRPM, Ser 2024-RCF1, Cl A1
4.000%, 01/25/2054(B)(C)	448	439
RCKT Mortgage Trust, Ser 2024-CES9, Cl A1A
5.582%, 12/25/2044(B)(C)	293	295
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	125	119
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	178	169
Sequoia Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	228	230
Sequoia Mortgage Trust, Ser 2024-7, Cl A11
6.000%, 08/25/2054(A)(B)	207	208
Sequoia Mortgage Trust, Ser 2024-INV1, Cl A3
5.500%, 10/25/2054(A)(B)	330	329
Sequoia Mortgage Trust, Ser 2025-2, Cl A5
5.500%, 03/25/2055(A)(B)	391	393
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(B)	250	224
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2A
3.659%, 01/05/2043(A)(B)	195	170
SG Commercial Mortgage Securities Trust, Ser 2016-C5, Cl A3
2.779%, 10/10/2048	189	184
SLG Office Trust, Ser 2021-OVA, Cl C
2.851%, 07/15/2041(B)	400	344
SMRT, Ser 2022-MINI, Cl D
6.262%, TSFR1M + 1.950%, 01/15/2039(A)(B)	210	207
Towd Point Mortgage Trust, Ser 2024-CES6, Cl A1
5.725%, 11/25/2064(B)(C)	452	456
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	399	396
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
5.014%, TSFR1M + 0.694%, 07/25/2045(A)	474	463
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048(A)	270	269

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A4
3.525%, 12/15/2049	$153	$151

		17,433
Total Mortgage-Backed Securities
(Cost $87,766) ($ Thousands)		85,602

U.S. TREASURY OBLIGATIONS — 34.1%
U.S. Treasury Bills
4.220%, 07/24/2025 (D)	265	260
4.220%, 07/31/2025 (D)	1,400	1,376
U.S. Treasury Bonds
4.625%, 05/15/2044	682	690
4.625%, 02/15/2055	8,920	9,080
4.500%, 02/15/2044	1,002	999
4.375%, 08/15/2043	3,922	3,855
4.250%, 02/15/2054	969	930
4.250%, 08/15/2054	1,030	990
4.125%, 08/15/2053	404	379
3.875%, 05/15/2043	2,633	2,423
3.625%, 05/15/2053	3,227	2,767
3.375%, 08/15/2042	345	298
3.000%, 08/15/2052	1,758	1,333
2.375%, 02/15/2042	526	393
2.250%, 02/15/2052	147	95
2.000%, 08/15/2051	299	181
U.S. Treasury Notes
4.625%, 04/30/2029	1,137	1,164
4.625%, 02/15/2035	4,650	4,798
4.250%, 01/31/2030	10,245	10,342
4.250%, 11/15/2034	926	929
4.125%, 02/28/2027	4,125	4,135
4.125%, 11/30/2029	2,453	2,466
4.000%, 07/31/2029	3,861	3,860
4.000%, 02/28/2030	16,490	16,471
4.000%, 02/15/2034	107	105
3.875%, 08/15/2034	1,187	1,158
3.375%, 05/15/2033	2,004	1,897
United States Treasury Inflation Indexed Bonds
2.125%, 01/15/2035	1,180	1,208
0.125%, 01/15/2030	479	550

Total U.S. Treasury Obligations
(Cost $74,503) ($ Thousands)		75,132

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 22.8%
Communication Services — 2.5%
Altice Financing
5.750%, 08/15/2029 (B)	$14	$11
AT&T
3.500%, 06/01/2041	151	119
2.550%, 12/01/2033	339	279
2.300%, 06/01/2027	60	57
2.250%, 02/01/2032	50	42
CCO Holdings
4.750%, 02/01/2032 (B)	100	90
4.500%, 05/01/2032	100	88
4.500%, 06/01/2033 (B)	20	17
Charter Communications Operating
6.550%, 06/01/2034	20	21
6.484%, 10/23/2045	20	19
6.384%, 10/23/2035	580	591
5.750%, 04/01/2048	90	80
5.375%, 04/01/2038	10	9
5.125%, 07/01/2049	10	8
4.800%, 03/01/2050	30	23
4.400%, 04/01/2033	270	245
3.500%, 03/01/2042	10	7
Comcast
4.250%, 10/15/2030	200	196
4.150%, 10/15/2028	40	39
3.950%, 10/15/2025	130	130
3.400%, 04/01/2030	20	19
3.300%, 04/01/2027	190	186
3.150%, 03/01/2026	20	20
2.887%, 11/01/2051	224	140
2.350%, 01/15/2027	260	251
Consolidated Communications
6.500%, 10/01/2028 (B)	45	44
Cox Communications
3.350%, 09/15/2026 (B)	231	227
CSC Holdings
4.500%, 11/15/2031 (B)	200	147
DISH DBS
5.750%, 12/01/2028 (B)	30	27
5.250%, 12/01/2026 (B)	40	37
EchoStar
10.750%, 11/30/2029	50	54
Fox
6.500%, 10/13/2033	50	53
Frontier Communications Holdings
8.625%, 03/15/2031 (B)	100	107
Meta Platforms
4.750%, 08/15/2034	90	89
Time Warner Cable
7.300%, 07/01/2038	90	95
6.550%, 05/01/2037	10	10
Time Warner Cable Enterprises
8.375%, 07/15/2033	50	57

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS

February 28, 2025

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
T-Mobile USA
5.150%, 04/15/2034	$40	$40
4.500%, 04/15/2050	50	42
3.875%, 04/15/2030	210	201
3.750%, 04/15/2027	10	10
3.500%, 04/15/2025	270	270
3.500%, 04/15/2031	80	74
3.400%, 10/15/2052	30	20
3.375%, 04/15/2029	20	19
3.000%, 02/15/2041	10	7
2.875%, 02/15/2031	20	18
2.625%, 02/15/2029	40	37
2.550%, 02/15/2031	20	18
2.250%, 02/15/2026	10	10
2.250%, 11/15/2031	10	8
Verizon Communications
4.780%, 02/15/2035 (B)	348	340
4.500%, 08/10/2033	200	192
3.150%, 03/22/2030	30	28
2.550%, 03/21/2031	61	53
1.750%, 01/20/2031	130	110
Warnermedia Holdings
5.141%, 03/15/2052	10	8
5.050%, 03/15/2042	335	277
4.279%, 03/15/2032	120	107
4.054%, 03/15/2029	20	19

		5,542

Consumer Discretionary — 1.8%
Amazon.com
4.950%, 12/05/2044	157	154
4.250%, 08/22/2057	10	8
4.100%, 04/13/2062	374	303
4.050%, 08/22/2047	30	25
3.875%, 08/22/2037	280	253
3.600%, 04/13/2032	170	160
3.450%, 04/13/2029	20	19
3.300%, 04/13/2027	10	10
3.150%, 08/22/2027	50	49
3.100%, 05/12/2051	120	83
2.100%, 05/12/2031	20	17
1.500%, 06/03/2030	30	26
1.200%, 06/03/2027	60	56
Aptiv Swiss Holdings
3.250%, 03/01/2032	430	380
Ashtead Capital
2.450%, 08/12/2031 (B)	529	454
Bloomin' Brands
5.125%, 04/15/2029 (B)	55	51
CSC Holdings
11.250%, 05/15/2028 (B)	115	112
Ferrellgas
5.875%, 04/01/2029 (B)	50	47

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.375%, 04/01/2026 (B)	$110	$109
Ford Motor Credit
6.798%, 11/07/2028	378	393
2.900%, 02/16/2028	227	211
General Motors Financial
2.400%, 10/15/2028	553	506
Home Depot
3.300%, 04/15/2040	10	8
3.250%, 04/15/2032	50	46
2.700%, 04/15/2030	20	18
2.500%, 04/15/2027	30	29
1.375%, 03/15/2031	50	41
Lowe's
5.625%, 04/15/2053	245	243
5.000%, 04/15/2040	53	51
4.500%, 04/15/2030	20	20
3.700%, 04/15/2046	96	73
NIKE
2.400%, 03/27/2025	30	30

		3,985

Consumer Staples — 0.3%
Anheuser-Busch
4.900%, 02/01/2046	180	167
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	50	50
3.500%, 06/01/2030	20	19
Coca-Cola
3.375%, 03/25/2027	20	20
Constellation Brands
4.350%, 05/09/2027	20	20
Costco Wholesale
1.600%, 04/20/2030	40	35
1.375%, 06/20/2027	70	65
Kraft Heinz Foods
4.250%, 03/01/2031	10	10
Mars
2.700%, 04/01/2025 (B)	30	30
Mondelez International
1.500%, 05/04/2025	70	70
Post Holdings
6.250%, 02/15/2032 (B)	100	101
Spectrum Brands
3.875%, 03/15/2031 (B)	60	51

		638

Energy — 1.9%
Blue Racer Midstream
7.250%, 07/15/2032 (B)	20	21
BP Capital Markets America
3.633%, 04/06/2030	20	19
3.588%, 04/14/2027	10	10
3.000%, 02/24/2050	50	33

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cheniere Energy
4.625%, 10/15/2028	$20	$20
Cheniere Energy Partners
4.000%, 03/01/2031	10	9
3.250%, 01/31/2032	40	35
Chevron
3.078%, 05/11/2050	10	7
2.954%, 05/16/2026	30	29
Chevron USA
3.850%, 01/15/2028	30	30
Columbia Pipelines Operating
6.544%, 11/15/2053 (B)	20	22
6.036%, 11/15/2033 (B)	435	454
Diamondback Energy
5.150%, 01/30/2030	535	543
3.250%, 12/01/2026	10	10
Ecopetrol
4.625%, 11/02/2031	120	102
Energy Transfer
6.250%, 04/15/2049	190	193
5.750%, 02/15/2033	270	278
5.000%, 05/15/2050	30	26
4.950%, 06/15/2028	20	20
2.900%, 05/15/2025	10	10
EOG Resources
4.150%, 01/15/2026	50	50
Exxon Mobil
4.327%, 03/19/2050	30	25
4.114%, 03/01/2046	90	75
3.482%, 03/19/2030	40	38
3.043%, 03/01/2026	40	40
2.992%, 03/19/2025	20	20
Kinder Morgan
5.200%, 03/01/2048	10	9
4.300%, 06/01/2025	30	30
4.300%, 03/01/2028	80	79
MPLX
4.875%, 06/01/2025	140	140
4.800%, 02/15/2029	80	80
Occidental Petroleum
5.550%, 03/15/2026	30	30
3.400%, 04/15/2026	20	20
3.200%, 08/15/2026	30	29
0.000%, 10/10/2036 (E)	665	376
ONEOK
6.625%, 09/01/2053	40	43
Phillips 66
3.550%, 10/01/2026	232	229
Pioneer Natural Resources
2.150%, 01/15/2031	50	44
1.900%, 08/15/2030	20	17
1.125%, 01/15/2026	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Schlumberger Holdings
3.900%, 05/17/2028 (B)	$441	$432
Shell International Finance BV
2.875%, 05/10/2026	80	79
Targa Resources
4.200%, 02/01/2033	40	37
Targa Resources Partners
5.500%, 03/01/2030	20	20
5.000%, 01/15/2028	10	10
4.875%, 02/01/2031	50	49
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	60	55
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	50	51
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (B)	60	52
Venture Global LNG
7.000%, 01/15/2030 (B)	60	61
Williams
7.500%, 01/15/2031	10	11

		4,112

Financials — 8.4%
AIA Group MTN
5.375%, 04/05/2034 (B)	276	283
4.950%, 03/30/2035 (B)	237	235
American Express
4.050%, 05/03/2029	50	49
American Tower Trust #1
5.490%, 03/15/2028 (B)	351	358
Aon North America
5.450%, 03/01/2034	110	112
Aviation Capital Group
1.950%, 01/30/2026 (B)	301	293
Bank of America
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	256	258
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	42	40
3.311%, SOFRRATE + 1.580%, 04/22/2042 (A)	467	360
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	90	81
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)	90	78
Bank of America MTN
5.000%, 01/21/2044	20	19
4.948%, SOFRRATE + 2.040%, 07/22/2028 (A)	221	223
4.450%, 03/03/2026	10	10
4.376%, SOFRRATE + 1.580%, 04/27/2028 (A)	100	99
4.250%, 10/22/2026	50	50

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS

February 28, 2025

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)	$150	$147
3.593%, TSFR3M + 1.632%, 07/21/2028 (A)	90	88
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	160	140
Bank of New York Mellon MTN
4.289%, SOFRRATE + 1.418%, 06/13/2033 (A)	100	96
1.600%, 04/24/2025	20	20
Barclays
6.490%, SOFRRATE + 2.220%, 09/13/2029 (A)	582	612
Blackstone Holdings Finance
6.250%, 08/15/2042 (B)	118	125
5.000%, 06/15/2044 (B)	200	187
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	240	269
6.312%, SOFRRATE + 2.640%, 06/08/2029 (A)	311	324
4.927%, SOFRRATE + 2.057%, 05/10/2028 (A)	42	42
Citigroup
4.658%, SOFRRATE + 1.887%, 05/24/2028 (A)	20	20
4.450%, 09/29/2027	70	69
4.412%, SOFRRATE + 3.914%, 03/31/2031 (A)	233	227
4.125%, 07/25/2028	90	88
3.980%, TSFR3M + 1.600%, 03/20/2030 (A)	110	106
3.785%, SOFRRATE + 1.939%, 03/17/2033 (A)	160	147
3.700%, 01/12/2026	100	99
3.520%, TSFR3M + 1.413%, 10/27/2028 (A)	148	144
3.400%, 05/01/2026	510	504
3.106%, SOFRRATE + 2.842%, 04/08/2026 (A)	30	30
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	10	9
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	249
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	165	159
GA Global Funding Trust
5.500%, 01/08/2029 (B)	521	532
Global Atlantic Finance
3.125%, 06/15/2031 (B)	289	255
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HSBC Holdings
5.130%, SOFRRATE + 1.290%, 03/03/2031 (A)	$677	$678
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (A)	300	316
JPMorgan Chase
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	213	223
4.565%, SOFRRATE + 1.750%, 06/14/2030 (A)	180	179
4.493%, TSFR3M + 3.790%, 03/24/2031 (A)	298	294
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	590	581
3.509%, TSFR3M + 1.207%, 01/23/2029 (A)	390	378
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	130	116
2.083%, SOFRRATE + 1.850%, 04/22/2026 (A)	60	60
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	201
KKR Group Finance VIII
3.500%, 08/25/2050 (B)	137	97
Liberty Mutual Group
4.569%, 02/01/2029 (B)	270	268
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (A)	534	550
Macquarie Group
1.340%, SOFRRATE + 1.069%, 01/12/2027 (A)(B)	302	294
Macquarie Group MTN
5.033%, US0003M + 1.750%, 01/15/2030 (A)(B)	280	282
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (B)	305	307
3.375%, 04/15/2050 (B)	144	101
Metropolitan Life Global Funding I MTN
3.300%, 03/21/2029 (B)	361	344
Metropolitan Life Insurance
7.800%, 11/01/2025 (B)	267	272
Moody's
3.250%, 05/20/2050	235	164
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	20	20
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	540	542
Morgan Stanley MTN
3.772%, TSFR3M + 1.402%, 01/24/2029 (A)	90	88

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	$384	$362
3.125%, 07/27/2026	450	442
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	180	155
2.188%, SOFRRATE + 1.990%, 04/28/2026 (A)	100	99
National Securities Clearing
5.000%, 05/30/2028 (B)	351	356
New York Life Global Funding
0.950%, 06/24/2025 (B)	30	30
PNC Financial Services Group
5.812%, SOFRRATE + 1.322%, 06/12/2026 (A)	20	20
5.676%, SOFRRATE + 1.902%, 01/22/2035 (A)	247	255
5.582%, SOFRRATE + 1.841%, 06/12/2029 (A)	80	82
5.354%, SOFRRATE + 1.620%, 12/02/2028 (A)	470	479
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	10	10
Prudential Funding Asia
3.125%, 04/14/2030	315	293
Shift4 Payments
6.750%, 08/15/2032 (B)	40	41
State Street
2.901%, SOFRRATE + 2.600%, 03/30/2026 (A)(F)	95	95
3.152%, SOFRRATE + 2.650%, 03/30/2031 (A)	80	74
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	130	119
UBS Group
4.550%, 04/17/2026	250	250
4.194%, SOFRRATE + 3.730%, 04/01/2031 (A)(B)	250	241
1.364%, H15T1Y + 1.080%, 01/30/2027 (A)(B)	200	194
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	449	447
US Bancorp
5.727%, SOFRRATE + 1.430%, 10/21/2026 (A)	169	170
5.678%, SOFRRATE + 1.860%, 01/23/2035 (A)	192	197
1.450%, 05/12/2025	20	20
Visa
3.150%, 12/14/2025	60	59
2.050%, 04/15/2030	20	18
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	40	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	$360	$367
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	10	9

		18,526

Health Care — 0.8%
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (A)	65	66
6.750%, H15T5Y + 2.516%, 12/10/2054 (A)	40	40
5.125%, 07/20/2045	60	53
5.050%, 03/25/2048	50	43
4.125%, 04/01/2040	5	4
3.875%, 07/20/2025	18	18
3.625%, 04/01/2027	30	29
2.125%, 09/15/2031	30	25
1.875%, 02/28/2031	10	8
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	266	285
6.036%, 12/10/2028	105	106
5.926%, 01/10/2034 (B)	397	400
Elevance Health
5.200%, 02/15/2035	20	20
4.550%, 05/15/2052	20	17
4.100%, 05/15/2032	100	95
3.650%, 12/01/2027	30	29
Humana
4.500%, 04/01/2025	10	10
2.150%, 02/03/2032	10	8
ModivCare
5.000%, 10/01/2029 (B)	120	43
Molina Healthcare
6.250%, 01/15/2033 (B)	50	49
PeaceHealth Obligated Group
1.375%, 11/15/2025	430	420

		1,768

Industrials — 2.4%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	417	391
2.450%, 10/29/2026	150	145
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	177	173
Air Lease
5.300%, 02/01/2028	40	41
3.375%, 07/01/2025	20	20
Air Lease MTN
5.200%, 07/15/2031	273	275
American Airlines
8.500%, 05/15/2029 (B)	70	74

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS

February 28, 2025

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Burlington Northern Santa Fe
2.875%, 06/15/2052	$30	$19
Canadian National Railway
3.650%, 02/03/2048	151	118
Canadian Pacific Railway
6.125%, 09/15/2115	167	179
CSX
3.800%, 04/15/2050	331	260
Delta Air Lines
4.750%, 10/20/2028 (B)	50	50
4.500%, 10/20/2025 (B)	7	7
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	124	116
Ferguson Finance
4.500%, 10/24/2028 (B)	394	390
3.250%, 06/02/2030 (B)	230	213
Genpact Luxembourg SARL
6.000%, 06/04/2029	289	299
1.750%, 04/10/2026	292	283
GFL Environmental
6.750%, 01/15/2031 (B)	30	31
Icahn Enterprises
10.000%, 11/15/2029 (B)	181	184
Kedrion
6.500%, 09/01/2029 (B)	55	52
Norfolk Southern
4.837%, 10/01/2041	200	187
Penske Truck Leasing LP
5.550%, 05/01/2028 (B)	542	554
Raven Acquisition Holdings
6.875%, 11/15/2031 (B)	100	99
Rollins
5.250%, 02/24/2035 (B)	155	156
Ryder System MTN
5.250%, 06/01/2028	355	361
TransDigm
7.125%, 12/01/2031 (B)	20	20
6.625%, 03/01/2032 (B)	40	41
4.875%, 05/01/2029	20	19
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	403	399
Verisk Analytics
3.625%, 05/15/2050	142	104
Waste Connections
5.000%, 03/01/2034	50	50

		5,310

Information Technology — 1.3%
Apple
3.850%, 08/04/2046	156	128
3.200%, 05/13/2025	120	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AppLovin
5.950%, 12/01/2054	$110	$112
5.125%, 12/01/2029	333	336
Broadcom
4.926%, 05/15/2037 (B)	20	19
4.750%, 04/15/2029	253	254
4.110%, 09/15/2028	237	234
3.137%, 11/15/2035 (B)	150	125
1.950%, 02/15/2028 (B)	139	129
Central Parent
8.000%, 06/15/2029 (B)	50	47
Constellation Software
5.461%, 02/16/2034 (B)	187	191
Foundry JV Holdco
6.150%, 01/25/2032 (B)	452	474
5.500%, 01/25/2031 (B)	20	20
Helios Software Holdings
8.750%, 05/01/2029 (B)	65	66
Intel
5.700%, 02/10/2053	25	23
3.734%, 12/08/2047	45	32
2.000%, 08/12/2031	65	54
Lam Research
2.875%, 06/15/2050	92	60
NVIDIA
2.850%, 04/01/2030	20	19
NXP BV
2.700%, 05/01/2025	30	30
Oracle
5.375%, 09/27/2054	60	56
4.800%, 08/03/2028	75	76
3.950%, 03/25/2051	266	200
3.600%, 04/01/2050	110	78
Salesforce
2.700%, 07/15/2041	40	29
Sprint Capital
8.750%, 03/15/2032	10	12

		2,924

Materials — 0.2%
Ball
3.125%, 09/15/2031	30	26
Sonoco Products
5.000%, 09/01/2034	343	333

		359

Real Estate — 0.6%
Alexandria Real Estate Equities
4.700%, 07/01/2030	527	521
Federal Realty OP
1.250%, 02/15/2026	233	226
Hudson Pacific Properties
3.950%, 11/01/2027	180	162

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Simon Property Group
1.750%, 02/01/2028	$501	$465

		1,374

Utilities — 2.6%
Alpha Generation
6.750%, 10/15/2032 (B)	71	72
American Transmission Systems
2.650%, 01/15/2032 (B)	30	26
AmeriGas Partners
5.875%, 08/20/2026	55	55
Berkshire Hathaway Energy
4.450%, 01/15/2049	600	508
Boston Gas
5.843%, 01/10/2035 (B)	551	571
Brooklyn Union Gas
3.407%, 03/10/2026 (B)	250	246
Consolidated Edison of New York
3.950%, 04/01/2050	20	16
3.350%, 04/01/2030	20	19
DTE Electric Securitization Funding I
2.640%, 12/01/2026	133	131
DTE Energy
4.875%, 06/01/2028	192	194
Duke Energy Carolinas
3.950%, 03/15/2048	98	78
Duke Energy Florida
3.200%, 01/15/2027	230	225
Duke Energy Ohio
3.650%, 02/01/2029	50	48
Exelon
5.625%, 06/15/2035	60	61
5.100%, 06/15/2045	328	304
4.700%, 04/15/2050	69	59
FirstEnergy
4.850%, 07/15/2047	120	105
3.900%, 07/15/2027	90	88
1.600%, 01/15/2026	20	19
Florida Power & Light
5.700%, 03/15/2055	210	216
Interstate Power and Light
2.300%, 06/01/2030	295	260
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	286
NSTAR Electric
3.950%, 04/01/2030	230	223
PG&E Wildfire Recovery Funding
4.722%, 06/01/2037	456	444
3.594%, 06/01/2030	267	261
Pike
8.625%, 01/31/2031 (B)	50	54
Public Service of Oklahoma
5.200%, 01/15/2035	160	158

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern Gas Capital
4.950%, 09/15/2034	$515	$506
Suburban Propane Partners
5.000%, 06/01/2031 (B)	58	53
Virginia Power Fuel Securitization
4.877%, 05/01/2031	389	393

		5,679

Total Corporate Obligations
(Cost $52,465) ($ Thousands)		50,217

ASSET-BACKED SECURITIES — 9.5%
Automotive — 1.3%

Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/2028 (B)	509	512
Ford Credit Auto Owner Trust, Ser 2021-1, Cl A
1.370%, 10/17/2033 (B)	254	246
GMF Floorplan Owner Revolving Trust, Ser 2023-2, Cl A
5.340%, 06/15/2030 (B)	468	482
GMF Floorplan Owner Revolving Trust, Ser 2024-2A, Cl A
5.060%, 03/15/2031 (B)	537	549
Toyota Lease Owner Trust, Ser 2024-A, Cl A3
5.250%, 04/20/2027 (B)	410	413
Wheels Fleet Lease Funding 1, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (B)	541	544
		2,746

Home Equity — 0.3%

CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
5.934%, TSFR1M + 1.614%, 10/25/2037 (A)(B)	92	93
RCKT Mortgage Trust, Ser 2024-CES6, Cl A1A
5.344%, 09/25/2044 (B)(C)	231	232
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
4.854%, TSFR1M + 0.534%, 02/25/2037 (A)	89	87
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-2, Cl M9
6.834%, TSFR1M + 2.514%, 12/25/2034 (A)	344	345
		757

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS

February 28, 2025

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 7.9%

AIMCO CLO, Ser 2017-AA, Cl AR
5.605%, TSFR3M + 1.312%, 04/20/2034 (A)(B)(F)	$298	$298
AMMC CLO, Ser 2024-24A, Cl AR
5.493%, TSFR3M + 1.200%, 01/20/2035 (A)(B)	325	325
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (B)	236	232
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	410	402
AMSR Trust, Ser 2024-SFR1, Cl A
4.290%, 07/17/2041 (B)(C)	487	478
Apidos CLO XXX, Ser 2024-XXXA, Cl A1AR
5.373%, TSFR3M + 1.080%, 10/18/2031 (A)(B)	203	204
Ares LXIII CLO, Ser 2022-63A, Cl A1A
5.673%, TSFR3M + 1.380%, 04/20/2035 (A)(B)	140	140
Bain Capital Credit CLO, Ser 2021-3A, Cl AR
5.354%, TSFR3M + 1.060%, 07/24/2034 (A)(B)	260	260
Bain Capital Credit CLO, Ser 2021-6A, Cl A1R
5.383%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	275	275
Barings CLO, Ser 2019-3A, Cl A1RR
5.490%, TSFR3M + 1.140%, 01/20/2036 (A)(B)	300	300
CIFC Funding, Ser 2014-4RA, Cl A1A2
0.000%, 01/17/2035 (A)(B)(G)	260	260
CIFC Funding, Ser 2021-1A, Cl A1R
5.720%, TSFR3M + 1.420%, 07/25/2037 (A)(B)	250	252
CIFC Funding, Ser 2023-3A, Cl A
5.893%, TSFR3M + 1.600%, 01/20/2037 (A)(B)	614	618
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (B)	160	163
Clover CLO, Ser 2025-3A, Cl AR
5.370%, TSFR3M + 1.070%, 01/25/2035 (A)(B)	300	300
Corevest American Finance Trust, Ser 2021-1, Cl A
1.569%, 04/15/2053 (B)	226	218
CyrusOne Data Centers Issuer I, Ser 2025-1A, Cl A2
5.910%, 02/20/2050 (B)	160	163
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (B)	555	514
Dryden 68 CLO, Ser 2024-68A, Cl ARR
5.402%, TSFR3M + 1.100%, 07/15/2035 (A)(B)	250	251

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Edgeconnex Data Centers Issuer, Ser 2024-1, Cl A2
6.000%, 07/27/2054 (B)	$198	$199
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	230	225
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	265	254
Flexential Issuer, Ser 2021-1A, Cl A2
3.250%, 11/27/2051 (B)	160	153
Goldentree Loan Management U.S. CLO, Ser 2024-11A, Cl AR
5.373%, TSFR3M + 1.080%, 10/20/2034 (A)(B)	260	260
GoldenTree Loan Management US CLO 16, Ser 2025-16A, Cl ARR
5.436%, TSFR3M + 1.120%, 01/20/2038 (A)(B)	445	445
Golub Capital Partners CLO 53B, Ser 2021-53A, Cl AR
0.000%, 07/20/2034 (A)(B)(G)	335	335
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (B)	275	263
J.G. Wentworth XXXIX, Ser 2017-2A, Cl B
5.090%, 09/17/2074 (B)	191	173
LCM, Ser 2024-37A, Cl A1R
5.362%, TSFR3M + 1.060%, 04/15/2034 (A)(B)	325	325
LCM, Ser 2024-39A, Cl A2R
5.902%, TSFR3M + 1.600%, 10/15/2034 (A)(B)	300	301
Lunar Structured Aircraft Portfolio Notes, Ser 2021-1, Cl A
2.636%, 10/15/2046 (B)	183	169
Madison Park Funding XXXVI, Ser 2019-36A, Cl B1RR
5.848%, TSFR3M + 1.550%, 04/15/2035 (A)(B)	250	250
MAPS, Ser 2018-1A, Cl A
4.212%, 05/15/2043 (B)	217	216
Octagon Investment Partners 40, Ser 2019-1A, Cl BRR
5.853%, TSFR3M + 1.550%, 01/20/2035 (A)(B)	290	290
Palmer Square CLO, Ser 2024-4A, Cl A1R
5.911%, TSFR3M + 1.350%, 10/20/2037 (A)(B)	284	286
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
5.572%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	120	120
Progress Residential Trust, Ser 2023-SFR2, Cl A
4.500%, 10/17/2040 (B)	528	525

SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust, Ser 2024-SFR5, Cl A
3.000%, 08/09/2029 (B)	$608	$566
Rockford Tower CLO, Ser 2021-1A, Cl A1RR
5.383%, TSFR3M + 1.090%, 01/20/2036 (A)(B)	315	315
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (B)	21	21
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	466	447
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	297	303
SBA Small Business Investment, Ser 2024-10A, Cl 1
5.035%, 03/10/2034	518	528
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
5.443%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	250	251
Slam, Ser 2024-1A, Cl A
5.335%, 09/15/2049 (B)	224	223
Subway Funding, Ser 2024-1A, Cl A2I
6.028%, 07/30/2054 (B)	220	225
Switch ABS Issuer, Ser 2024-1A, Cl A2
6.280%, 03/25/2054 (B)	300	307
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	424	383
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (B)	283	278
Tricon American Homes Trust, Ser 2020-SFR2, Cl A
1.482%, 11/17/2039 (B)	205	190
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	19	18
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	84	82
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	46	45
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	194	185
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	183	174
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	58	54
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	131	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	$133	$125
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	201	188
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	132	127
U.S. Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	300	278
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	309	296
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	403	386
U.S. Small Business Administration, Ser 2024-25F, Cl 1
5.040%, 06/01/2049	399	404
Vantage Data Centers Issuer, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (B)	162	159
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	136	134
Wind River CLO, Ser 2021-3A, Cl A
5.705%, TSFR3M + 1.412%, 07/20/2033 (A)(B)	250	250
		17,504

Total Asset-Backed Securities
(Cost $21,051) ($ Thousands)		21,007

MUNICIPAL BONDS — 0.7%
Arizona — 0.0%
Maricopa County, Industrial Development Authority, RB
7.375%, 10/01/2029 (B)	40	41

California — 0.2%
California State, Build America, GO
7.500%, 04/01/2034	280	326

Colorado — 0.1%
City & County of Denver, Airport System Revenue, Ser C, RB
1.722%, 11/15/2027	190	178

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS

February 28, 2025

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 0.2%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	$345	$359

Massachusetts — 0.1%
Massachusetts State, Educational Financing Authority, Ser A, RB
4.141%, 07/01/2027	285	283

Michigan — 0.0%
Michigan State University, Ser A, RB
4.165%, 08/15/2122	83	65

New York — 0.1%
Empire State Development, RB
5.770%, 03/15/2039 (F)	245	252

Total Municipal Bonds
(Cost $1,632) ($ Thousands)		1,504

SOVEREIGN DEBT — 0.3%

Brazilian Government International Bond
4.750%, 01/14/2050	200	141
Colombia Government International Bond
5.625%, 02/26/2044	200	152
Mexico Government International Bond
4.600%, 02/10/2048	430	321

Total Sovereign Debt
(Cost $817) ($ Thousands)		614

	Shares
CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	4,366,048	4,366
Total Cash Equivalent
(Cost $4,366) ($ Thousands)		4,366
Total Investments in Securities — 108.2%
(Cost $242,600) ($ Thousands)		$238,442

SEI Catholic Values Trust

A list of the open futures contracts held by the Fund at February 28, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	184	Jun-2025	$37,932	$38,082	$150

Short Contracts
U.S. 5-Year Treasury Note	(91)	Jun-2025	$(9,698)	$(9,822)	$(124)
U.S. Ultra Long Treasury Bond	(1)	Jun-2025	(119)	(124)	(5)
Ultra 10-Year U.S. Treasury Note	(10)	Jun-2025	(1,125)	(1,143)	(18)
			(10,942)	(11,089)	(147)
			$26,990	$26,993	$3

Percentages are based on Net Assets of $220,418 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security (see Note 5).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2025, the value of these securities amounted to $44,439 ($ Thousands), representing 20.2% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security’s effective yield at the time of purchase.
(E)	Zero coupon security.
(F)

Security considered restricted, excluding 144A. The total market value of such securities as of February 28, 2025 was $645 ($ Thousands) and represented 0.3% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(G)	No interest rate available.

ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
RFUCCT1Y— Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRRATE — Secured Overnight Financing Rate
STACR — Structured Agency Credit Risk
TBA — To Be Announced TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Months
US0003M — ICE LIBOR USD 3 Month
USD — U.S. Dollar

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	85,602	–	85,602
U.S. Treasury Obligations	–	75,132	–	75,132
Corporate Obligations	–	50,217	–	50,217
Asset-Backed Securities	–	21,007	–	21,007
Municipal Bonds	–	1,504	–	1,504
Sovereign Debt	–	614	–	614
Cash Equivalent	4,366	–	–	4,366
Total Investments in Securities	4,366	234,076	–	238,442

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	150	–	–	150
Unrealized Depreciation	(147)	–	–	(147)
Total Other Financial Instruments	3	–	–	3

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS

February 28, 2025

Catholic Values Fixed Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended February 28, 2025 ($ Thousands):

Security Description	Value 2/29/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,274	$214,989	$(212,897)	$—	$—	$4,366	$258	$—

A list of the restricted securities, excluding 144a, held by the Fund at February 28, 2025, is as follows:

Description	Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligation
State Street	$95	11/15/2020	$95	$95
Asset-Backed Security
AIMCO CLO	298	11/9/2023	296	298
Municipal Bond
Empire State Development	245	2/17/2017	276	252
			$667	$645

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

February 28, 2025

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund
Assets:
Investments, at Value †	$381,062		$234,076
Affiliated Investments, at Value ††	6,745		4,366
Cash	913		1
Cash Collateral on Futures	398		300
Foreign Currency, at Value †††	12		–
Receivable for Fund Shares Sold	5		–
Receivable for Investment Securities Sold	933		5,970
Dividends and Interest Receivable	424		1,240
Unrealized Appreciation on Foreign Spot Currency Contracts	2		–
Foreign Tax Reclaim Receivable	128		–
Receivable for Variation Margin on Futures Contracts	99		60
Due from broker	–		822
Prepaid Expenses	13		8
Total Assets	390,734		246,843
Liabilities:
Payable for Investment Securities Purchased	87		25,045
Payable for Fund Shares Redeemed	2		7
Income Distribution Payable	–		3
Payable for Variation Margin on Futures Contracts	–		204
Administration Fees Payable	67		33
Shareholder Servicing Fees Payable, Class F	28		13
Chief Compliance Officer Fees Payable	1		–
Investment Advisory Fees Payable	127		58
Due to broker	–		1,006
Professional Fees payable	43		24
Accrued Expense Payable	1		32
Total Liabilities	356		26,425
Net Assets	$390,378		$220,418
† Cost of Investments	$259,002		$238,234
†† Cost of Affiliated Investments	6,745		4,366
††† Cost of Foreign Currency	12		–
Net Assets:
Paid-in Capital — (Unlimited Authorization — No Par Value)	$258,715		$247,528
Total Distributable Earnings (Accumulated Losses)	131,663		(27,110)
Net Assets	$390,378		$220,418
Net Asset Value, Offering and Redemption Price Per Share — Class F	$16.01		$8.70
	($355,573,921 ÷ 22,210,771 shares	)	($166,723,633 ÷ 19,155,253 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$15.97		$8.70
	($34,804,278 ÷ 2,179,844 shares	)	($53,693,959 ÷ 6,171,194 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended February 28, 2025

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Investment Income:
Dividends	$6,158	$–
Income from Affiliated Registered Investment Company(1)	287	258
Interest Income	100	9,197
Less: Foreign Taxes Withheld	(150)	–
Total Investment Income	6,395	9,455
Expenses:
Investment Advisory Fees	2,232	744
Administration Fees	1,116	425
Shareholder Servicing Fees, Class F Shares	820	390
Professional Fees	71	39
Registration Fees	58	35
Custodian/Wire Agent Fees	40	39
Pricing Fees	39	131
Printing Fees	37	21
Proxy Fees	15	12
Trustees' Fees	7	4
Chief Compliance Officer Fees	3	2
Other Expenses	44	25
Total Expenses	4,482	1,867
Less:
Waiver of Investment Advisory Fees	(680)	(98)
Waiver of Shareholder Servicing Fees, Class F Shares	(772)	(366)
Waiver of Administration Fees	(128)	(77)
Net Expenses	2,902	1,326
Net Investment Income	3,493	8,129
Net Realized Gain (Loss) on:
Investments	24,411	(7,721)
Futures Contracts	1,032	(93)
Forward Foreign Currency Contracts	–	(285)
Foreign Currency Transactions	(13)	7
Written Options and Swaptions	–	591
Purchased Options and Swaptions	–	(526)
Swap Contracts	–	589
Net Realized Gain (Loss)	25,430	(7,438)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	19,578	11,085
TBA Securities Sold Short	–	2
Futures Contracts	(459)	(50)
Forward Foreign Currency Contracts	–	85
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(1)	(15)
Written Options and Swaptions	–	(24)
Purchased Options and Swaptions	–	–
Swap Contracts	–	(527)
Net Change in Unrealized Appreciation (Depreciation)	19,118	10,556
Net Realized and Unrealized Gain	44,548	3,118
Net Increase in Net Assets Resulting from Operations	$48,041	$11,247

(1)	See Note 5 in the Notes to Financial Statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended February 28, 2025 and February 29, 2024

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund
	2/28/2025	2/29/2024	2/28/2025	2/29/2024
Operations:
Net Investment Income	$3,493	$3,554	$8,129	$6,427
Net realized gain (loss)	25,430	12,874	(7,438)	(6,976)
Net change in unrealized appreciation (depreciation)	19,118	47,297	10,556	5,842
Net Increase in Net Assets Resulting from Operations	48,041	63,725	11,247	5,293
Distributions:
Class F	(23,019)	(4,001)	(5,914)	(4,380)
Class Y	(2,312)	(403)	(1,974)	(1,456)
Total Distributions	(25,331)	(4,404)	(7,888)	(5,836)
Capital Share Transactions:
Class F:
Proceeds from Shares Issued	5,937	9,791	17,244	18,715
Reinvestment of Dividends & Distributions	22,852	3,972	5,877	4,349
Cost of Shares Redeemed	(22,264)	(25,930)	(6,160)	(5,442)
Net Increase (Decrease) in Net Assets from Class F Transactions	6,525	(12,167)	16,961	17,622
Class Y:
Proceeds from Shares Issued	46	6,452	1,027	14,807
Reinvestment of Dividends & Distributions	2,311	402	1,973	1,456
Cost of Shares Redeemed	(1,997)	(6,642)	(1,519)	(4,507)
Net Increase in Net Assets from Class Y Transactions	360	212	1,481	11,756
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	6,885	(11,955)	18,442	29,378
Net Increase in Net Assets	29,595	47,366	21,801	28,835
Net Assets:
Beginning of Year	360,783	313,417	198,617	169,782
End of Year	$390,378	$360,783	$220,418	$198,617
Capital Share Transactions:
Class F:
Shares Issued	368	737	2,008	2,162
Shares Issued in Lieu of Dividends & Distributions	1,448	276	682	507
Shares Redeemed	(1,431)	(1,937)	(717)	(631)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	385	(924)	1,973	2,038
Class Y:
Shares Issued	3	482	119	1,746
Shares Issued in Lieu of Dividends & Distributions	147	28	229	170
Shares Redeemed	(124)	(499)	(176)	(518)
Net Increase in Shares Outstanding from Share Transactions	26	11	172	1,398

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust

FINANCIAL HIGHLIGHTS

For the years ended February 28, or February 29,

For a share outstanding throughout the period/years

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Catholic Values Equity Fund
Class F
2025	$15.05	$0.15	$1.91	$2.06	$(0.14)	$(0.96)	$(1.10)	$16.01	13.85%	$355,574	0.78%		1.31%	0.94%	19%
2024	12.59	0.15	2.49	2.64	(0.14)	(0.04)	(0.18)	15.05	21.08	328,426	0.78		1.24	1.10	28
2023	14.12	0.14	(1.23)	(1.09)	(0.13)	(0.31)	(0.44)	12.59	(7.57)	286,483	0.86		1.24	1.07	33
2022	15.20	0.10	1.34	1.44	(0.10)	(2.42)	(2.52)	14.12	8.72	314,736	0.86		1.23	0.61	37
2021	11.71	0.11	3.82	3.93	(0.12)	(0.32)	(0.44)	15.20	33.76	294,671	0.86		1.23	0.87	65
Class Y
2025	$15.02	$0.15	$1.92	$2.07	$(0.16)	$(0.96)	$(1.12)	$15.97	13.91%	$34,804	0.77	%(2)	0.98%	0.95%	19%
2024	12.57	0.15	2.48	2.63	(0.14)	(0.04)	(0.18)	15.02	21.04	32,357	0.76		0.99	1.10	28
2023	14.09	0.15	(1.22)	(1.07)	(0.14)	(0.31)	(0.45)	12.57	(7.42)	26,934	0.76		0.99	1.17	33
2022	15.17	0.11	1.35	1.46	(0.12)	(2.42)	(2.54)	14.09	8.82	29,986	0.76		0.98	0.68	37
2021	11.69	0.13	3.81	3.94	(0.14)	(0.32)	(0.46)	15.17	33.84	21,759	0.76		0.98	0.99	65
Catholic Values Fixed Income Fund
Class F
2025	$8.57	$0.33	$0.12	$0.45	$(0.32)	$—	$(0.32)	$8.70	5.31%	$166,724	0.63%		1.02%	3.81%	229%
2024	8.60	0.30	(0.06)	0.24	(0.24)	(0.03)	(0.27)	8.57	2.77	147,200	0.63		1.00	3.48	105
2023	9.87	0.22	(1.27)	(1.05)	(0.22)	—	(0.22)	8.60	(10.70)	130,176	0.71		0.97	2.51	101
2022	10.34	0.15	(0.38)	(0.23)	(0.21)	(0.03)	(0.24)	9.87	(2.29)	147,409	0.71		0.97	1.48	76
2021	10.56	0.19	0.05	0.24	(0.20)	(0.26)	(0.46)	10.34	2.25	137,169	0.71		0.95	1.88	126
Class Y
2025	$8.57	$0.33	$0.13	$0.46	$(0.33)	$—	$(0.33)	$8.70	5.42%	$53,694	0.61%		0.69%	3.83%	229%
2024	8.61	0.30	(0.06)	0.24	(0.25)	(0.03)	(0.28)	8.57	2.75	51,417	0.61		0.75	3.50	105
2023	9.88	0.23	(1.28)	(1.05)	(0.22)	—	(0.22)	8.61	(10.65)	39,606	0.61		0.72	2.60	101
2022	10.35	0.16	(0.38)	(0.22)	(0.22)	(0.03)	(0.25)	9.88	(2.21)	46,076	0.61		0.72	1.58	76
2021	10.56	0.21	0.05	0.26	(0.21)	(0.26)	(0.47)	10.35	2.45	38,212	0.61		0.70	1.99	126

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.76%.
Amounts designated as "—" are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2025

1. ORGANIZATION

SEI Catholic Values Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 8, 2014.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with two operational Funds: Catholic Values Equity Fund (“Equity Fund”) and Catholic Values Fixed Income Fund (“Fixed Income Fund”) (each a “Fund,” collectively, the “Funds”), both of which are diversified Funds. The Trust is registered to offer: Class F and Class Y shares of the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

In addition to its objective and strategies, each of the Funds makes investment decisions consistent with Catholic values on a range of social and moral concerns that may include: protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment, and encouraging corporate responsibility. Potential investments for the Funds are first selected for financial soundness and then evaluated according to the Funds’ social criteria. The Adviser has engaged an independent compliance support organization that has identified a list of issuers that do not align with Catholic values. The Funds will not invest in issuers identified through this process. The Adviser reserves the right to modify the criteria from time to time to maintain alignment with evolving Catholic social and moral positions.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation —Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the "Board"), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds' Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation ("SIMC") as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the "Rule") under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a collateralized debt obligations/collateralized loan obligations, a Fund will value the securities using a bid price from at least one independent broker.

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NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until a price from an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its Net Asset Value (“NAV”), the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitors the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using the Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Policy, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective

SEI Catholic Values Trust

factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

The Equity Fund and Fixed Income Fund, which may hold international securities, use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) or quoted prices for identical instruments in inactive markets; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

The valuation techniques used by the Funds to measure fair value during the year ended February 28, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

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NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

For the year ended February 28, 2025, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of February 28, 2025, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are market-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the future contracts.

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NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of February 28, 2025, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Options Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. In connection with option agreement securities may be set aside as collateral by a Fund’s custodian.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open options contracts as February 28, 2025, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a

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NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments for details regarding securities sold short as of February 28, 2025, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “Basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are “marked-to-market” daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Centrally Cleared swaps are valued at the settlement price established each day by the board on exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“Variation Margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the swap contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the swap contracts. See Note 3 for further details. Refer to each Fund's Schedule of Investments for details regarding open swap contracts as of February 28, 2025, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set

SEI Catholic Values Trust

aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “Equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities — Throughout the period, the Funds may own private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. Refer to each Fund’s Schedule of Investments, for details regarding restricted securities as of February 28, 2025, if applicable.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non- class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Cash — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — The Equity Fund will distribute its net investment income annually. The Fixed Income Fund declares its net investment income daily and distributes monthly. The Funds make distributions of capital gains, if any, at least annually.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income,

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NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedules of Investments and the Statements of Operations.

The fair value of derivative instruments as of February 28, 2025 was as follows ($ Thousands):

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Catholic Values Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$169	*
Total Derivatives not accounted for as hedging instruments		$—		$169

SEI Catholic Values Trust

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Catholic Values Fixed Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	150	*	Unrealized depreciation on futures contracts	147	*
Total Derivatives not accounted for as hedging instruments		$150			$147

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2025.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
Catholic Values Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		1,032		—		—		1,032
Total		$—		$—		$1,032		$—		$—		$1,032

Catholic Values Fixed Income Fund	$		$		$		$		$		$
Interest rate contracts		—		—		(93)		—		207		114
Foreign exchange contracts		(9)		—		—		(285)		—		(294)
Credit contracts		—		—		—		—		382		382
Equity contracts		(517)		591		—		—		—		74
Total		$(526)		$591		$(93)		$(285)		$589		$276

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
Catholic Values Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		(459)		—		—		(459)
Total		$—		$—		$(459)		$—		$–		$(459)

Catholic Values Fixed Income Fund	$		$		$		$		$		$
Interest rate contracts		—		(24)		(50)		—		(409)		(483)
Foreign exchange contracts		—		—		—		85		—		85
Credit contracts		—		—		—		—		(118)		(118)
Total		$—		$(24)		$(50)		$85		$(527)		$(516)

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

The following table discloses the average quarterly balances of the Funds’ derivative activity during the year ended February 28, 2025 ($ Thousands):

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Futures Contracts:
Average Notional Balance Long	$6,344	$42,178
Average Notional Balance Short	–	7,093
Forward Foreign Currency Contracts:
Average Notional Balance Long	155	5,366
Average Notional Balance Short	150	5,399
Credit Default Swaps:
Average Notional Balance Buy Protection	–	37
Average Notional Balance Sell Protection	–	11,738
Interest Rate Swaps
Average Notional Balance	–	15,062
Options/Swaptions:
Average Notional Balance Long†	–	16
Average Notional Balance Short†	–	21

† Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Funds Statement of Assets and Liabilities for market value, variation margin and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA

SEI Catholic Values Trust

Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements —SIMC serves as each Fund’s investment adviser (the “Adviser”) and “Manager of Managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which a shareholder servicing fee of up to 0.25% of the average daily net assets of Class F shares of the Funds will be paid to other service providers. Under the Shareholder Servicing Plan, other service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Voluntary Expense Limitation
Catholic Values Equity Fund
Class F	0.60%	0.25%	0.86%
Class Y	0.60%	0.00%	0.76%
Catholic Values Fixed Income Fund
Class F	0.35%	0.25%	0.71%
Class Y	0.35%	0.00%	0.61%

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Catholic Values Equity Fund	0.300%	0.260%	0.210%	0.1700%	0.120%
Catholic Values Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

Investment Sub-Advisory Agreements — As of February 28, 2025, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser
Catholic Values Equity Fund
Acadian Asset Management LLC
Brandywine Global Investment Management, LLC
Brickwood Asset Management LLP
Copeland Capital Management, LLC
Lazard Asset Management LLC
Leeward Investments, LLC
Parametric Portfolio Associates, LLC
Catholic Values Fixed Income Fund
Income Research + Management
Metropolitan West Asset Management, LLC

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

U.S. Bank, N.A. serves as the custodian of the Fixed Income Fund. Brown Brothers Harriman & Co. serves as the custodian of the Equity Fund. The custodians play no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliates for the year ended February 28, 2025, if applicable.

Payment to Affiliates — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the year ended February 28, 2025, the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments, during the year ended February 28, 2025, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Catholic Values Equity Fund
Purchases	$—	$68,668	$68,668
Sales	—	85,018	85,018
Catholic Values Fixed Income Fund
Purchases	390,238	120,627	510,865
Sales	359,996	123,013	483,009

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from

SEI Catholic Values Trust

those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise. The permanent differences are primarily attributable to gains and losses on passive foreign investment companies, perpetual bond adjustments, swap reclasses, paydown reclasses, foreign currency, and REIT adjustments. The temporary differences are primarily attributable to mark-to-market on open futures, straddle loss deferral, deferred start-up costs, and passive foreign investment company (PFIC) mark-to-market.

The differences that have been reclassified on the Statement of Assets and Liabilities to/from the Paid-in-Capital and Total Earnings (Accumulated Losses) accounts during the fiscal year ended February 28, 2025 are primarily attributable to non-deductible excise tax paid.

	Distributable Earnings (Accumulated Losses) ($Thousands)	Paid-in- Capital ($ Thousands)
Catholic Values Equity Fund	$1	$(1)

The tax character of dividends and distributions during the last two fiscal years was as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Catholic Values Equity Fund
2025	$4,415	$20,916	$25,331
2024	3,386	1,018	4,404
Catholic Values Fixed Income Fund
2025	7,888	—	7,888
2024	5,836	—	5,836

As of February 28, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Catholic Values Equity Fund	$3,148	$8,681	$—	$—	$—	$119,844	$(10)	$131,663
Catholic Values Fixed Income Fund	579	—	(21,517)	—	—	(4,304)	(1,868)	(27,110)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Catholic Values Fixed Income Fund	$6,043	$15,474	$21,517

For Federal income tax purposes, the cost of securities owned at February 28, 2025, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales and PFIC MTM, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at February 28, 2025, were as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Equity Fund Fund	$267,960	$138,363	$(18,519)	$119,844
Fixed Income Fund Fund	242,758	2,711	(7,015)	(4,304)

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of February 28, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Policy to record interest and penalties, if any.

8. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Catholic Values Investing Risk — The Funds consider the United States Conference of Catholic Bishops' Socially Responsible Investing Guidelines (“Guidelines”) in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the Guidelines when making investment decisions.

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that

SEI Catholic Values Trust

are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the investment. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a swap. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by some shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025

different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risk that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Style Risk —The risk that the equity or fixed income securities in which a Fund invests may underperform other segments of the equity or fixed income markets or the equity or fixed income markets as a whole.

Leverage Risk — The Fund’s use of equity swaps may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Manager Risk — The success of the Fund's investment strategy depends both on SIMC's selection of the Sub-Advisers and allocating assets to such Sub-Advisers, as well as the Sub-Advisers' success or failure in implementing the Fund's investment strategies. SIMC or a Sub-Adviser may be incorrect in assessing market trends, the value or growth capability of particular securities or asset classes.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the

SEI Catholic Values Trust

Fund’s expectation. Along with prepayment risk, mortgage backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Participation Notes (P-Notes) Risk — Participation notes (P-Notes) are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Small and Medium Capitalization Risk —The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

U.S. Government Securities Risk —Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of February 28, 2025, SPTC held of record the following:

Catholic Values Equity Fund
Class F	88%
Class Y	—
Catholic Values Fixed Income Fund
Class F	71%
Class Y	14%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

10. SEGMENT REPORTING

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which

SEI Catholic Values Trust

NOTES TO FINANCIAL STATEMENTS (Concluded)

February 28, 2025

it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

SEI Catholic Values Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees SEI Catholic Values Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SEI Catholic Values Trust, comprised of Catholic Values Equity Fund and Catholic Values Fixed Income Fund (collectively, the Funds), including the schedules of investments, as of February 28, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of February 28, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2025, by correspondence with the custodians, transfer agent, and brokers or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania April 28, 2025

SEI Catholic Values Trust

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders who do not have a February 28, 2025, taxable year end, this notice is for informational purposes only. For shareholders with a February 28, 2025, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended February 28, 2025, the Funds are designating long and qualifying dividend income with regard to distributions paid during the year as follows:

	(A) Return of Capital	(B) Long Term Capital Gains Distributions (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	(D) Total Distributions (Tax Basis)	(E) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)	(F) Qualifying Dividend Income (15% Tax Rate for QDI) (2)	Qualifying Business Income (3)	(G) U.S. Government Interest (4)	(H) Interest Related Dividends (5)	(I) Short-Term Capital Gain Dividends (6)
Equity Fund*	0.00%	82.57%	17.43%	100.00%	55.99%	79.88%	0.00%	0.00%	1.34%	100.00%
Fixed Income Fund*	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	27.76%	98.22%	0.00%

(1) “Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) “Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Fund to designate the max amount permitted by law.

(3) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

(4) “U.S. Government Interest” represent the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(5) The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

* Shareholders who are residents of California, Connecticut and New York, these funds have not met the statutory threshold requirements to permit exemption of these amounts from state income tax.

Items (A), (B), (C) and (D) are based on the percentage of each fund’s total distribution.

Items (E) and (F) are based on the percentage of “Ordinary Income Distributions”.

Item (G) is based on the percentage of gross income of each Fund.

Item (H) is based on the percentage of net investment income distributions.

Item (I) is based on the percentage of short-term capital gains distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Catholic Values Trust

OTHER INFORMATION - (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on October 16, 2024, shareholders of the SEI Catholic Values Trust elected Trustees. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. In addition to the Trustees elected below, William M. Doran continues to serve as a Trustee.

Proposal 1 - To elect a Board of Trustees.

Director	Votes For	Votes Withheld	Abstained	Broker
Robert A. Nesher	21,102,305	3,935	N/A	N/A
Nina Lesavoy	21,105,814	429	N/A	N/A
James M. Williams	21,099,941	6,299	N/A	N/A
James B. Taylor	21,102,961	3,281	N/A	N/A
Susan C. Cote	21,105,325	917	N/A	N/A
Christine Reynolds	21,105,814	429	N/A	N/A
Thomas Melendez	21,105,814	429	N/A	N/A
Dennis J. McGonigle	21,105,814	429	N/A	N/A
Eli Powell Niepoky	21,102,961	3,281	N/A	N/A
Kimberly Walker	21,105,814	429	N/A	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Catholic Values Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

SEI Catholic Values Trust

OTHER INFORMATION - (FORM N-CSR ITEMS 8-11) (Unaudited) (Continued)

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 4-6, 2023 meeting of the Board, the Board approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and certain Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2024 was held on April 2-4, the Advisory Agreement and certain Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 4-6, 2023 meeting to extend the Advisory Agreement and certain Sub-Advisory Agreements until the April 2-4, 2024 meeting. In evaluating whether to approve the extension of the Advisory Agreement and certain Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 2-4, 2024 meeting, the Board evaluated the Advisory Agreement and certain Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Also, certain Sub-Advisory Agreements were approved or renewed at meetings of the Board held during the course of the Trust’s fiscal year on June 24-26, 2024, September 9-11, 2024, and December 2-4, 2024. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at each meeting during the fiscal year. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the approval or renewal of the Investment Advisory Agreements. In addition to

SEI Catholic Values Trust

advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the approval or renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means,

SEI Catholic Values Trust

OTHER INFORMATION - (FORM N-CSR ITEMS 8-11) (Unaudited) (Concluded)

including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Catholic Values Trust

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SEI Catholic Values Trust/Annual Financials and Other Information/February 28, 2025

Trustees

Robert A. Nesher, Chairman

William M. Doran

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-198 (2/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee's Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: May 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: May 5, 2025

By:	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)

Date: May 5, 2025